   As filed with the Securities and Exchange Commission on FEBRUARY 14, 1998


                    File Nos. 33-31894 and 811-5954


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                  -------------
                                    FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                   Post-Effective Amendment No. 33 [X]


                                     and
        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                          Amendment No. 35 [X]

                                 --------------

                       THE CHARLES SCHWAB FAMILY OF FUNDS
               (Exact Name of Registrant as Specified in Charter)

             101 Montgomery Street, San Francisco, California 94104
                    (Address of Principal Executive Offices)

               Registrant's Telephone Number, including Area Code:
                                 (415) 627-7000

                             Tom D. Seip, President
                       The Charles Schwab Family of Funds
             101 Montgomery Street, San Francisco, California 94104
                     (Name and Address of Agent for Service)

                          Copies of communications to:
   Martin E. Lybecker, Esq.                Frances Cole, Esq.
   Ropes & Gray                            Charles Schwab Investment Management,
   1301 K Street, NW, Suite 800 East       Inc.
   Washington, D.C.  20005                 101 Montgomery Street
                                           San Francisco, CA  94104

It is proposed that this filing will become effective (check appropriate box):
/   / Immediately upon filing pursuant to paragraph (b)

/X/ On FEBRUARY 16, 1998 pursuant to paragraph (b)

/   / 60 days after filing pursuant to paragraph (a)(1)
/   / On (date) pursuant to paragraph (a)(1)

/   / 75 days after filing pursuant to paragraph (a)(2)

/   / On (date) pursuant to paragraph (a)(2) of Rule 485
      if appropriate, check the following box:

/   / This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                     PART A
                              CROSS REFERENCE SHEET
                                   PROSPECTUS

                       Schwab Florida Municipal Money Fund

   PART A ITEM                                 PROSPECTUS CAPTION

1.  Cover Page                            Cover Page


2.  Synopsis                              Key Features; Expenses


3.  Condensed Financial Information       Not applicable


4.  General Description of Registrant     Organization & Management;
                                          Investment Objective, Policies &
                                          Risks


5.  Management of the Fund                Organization & Management


5A. Management's Discussion of Fund       Not applicable
    Performance


6.  Capital Stock and Other Securities    Organization & Management;
                                          Investing in Shares


7.  Purchase of Securities Being          Investing in Shares
    Offered


8.  Redemption or Repurchase              Investing in Shares


9.  Pending Legal Proceedings             Not applicable

                               TABLE OF CONTENTS


                                      PAGE
                                      ----
KEY FEATURES.........................   2
EXPENSES.............................   3
PERFORMANCE..........................   4
ORGANIZATION & MANAGEMENT............   5
INVESTMENT OBJECTIVES, POLICIES &
  RISKS..............................   6
INVESTING IN SHARES..................   9


The Prospectus provides concise information that you should know before investing. Retain it for future reference.

The Statement of Additional Information (SAI), dated February 16, 1998, contains additional information and is incorporated by reference into the Prospectus. The SAI has been filed with the Securities and Exchange Commission (SEC). The SEC maintains a web site (http://www.sec.gov) that contains the SAI, material incorporated by reference and other information. The SAI is available without charge by calling 1-800-435-4000 (1-800-345-2550 for TDD users) or writing to 101 Montgomery Street, San Francisco, CA 94104.

LIKE ALL MUTUAL FUNDS, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SEC OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                 SCHWAB FLORIDA
                              MUNICIPAL MONEY FUND

                                  SWEEP SHARES

                                   PROSPECTUS
                               FEBRUARY 16, 1998

SCHWAB FLORIDA MUNICIPAL MONEY FUND (the Fund) seeks income exempt from federal income taxes, consistent with liquidity and stability of capital, and also seeks to have its shares exempt from the Florida intangible tax.

The Fund intends to invest in municipal money market securities of a single state, and may invest a significant percentage of its assets in the securities of a single issuer. Therefore, the Fund may be riskier than other types of money market funds.

AN INVESTMENT IN THE FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE PER SHARE OF $1.00.

KEY FEATURES

MATCHING THE FUND TO YOUR INVESTMENT NEEDS: The Fund seeks tax-exempt income while preserving the value of your investment and, therefore, may be appropriate for a variety of investment programs. However, an investment in the Fund is not a substitute for building an investment portfolio tailored to your specific investment needs and risk tolerance.

The Fund is designed to provide income exempt from federal income taxes. The Fund also seeks to have its shares exempt from the Florida intangible tax. The Fund is not suitable for investors who would not benefit from the tax-exempt character of the Fund's investments, such as IRAs, qualified retirement plans or other tax-exempt entities.


SWEEP FEATURE: The Fund may provide automatic investment ("sweep") of the cash balance in your Schwab account. Also, shares of the Fund may be automatically redeemed to cover any negative cash balance in your Schwab account. The Fund is suitable for investors who wish to have the cash balance in their Schwab account invested automatically in a municipal money market fund.



GOAL: The Fund seeks tax-exempt income, while maintaining a stable share price of $1.00. There is no guarantee that the Fund will achieve its goal.


STRATEGY: The Fund invests in high-quality, short-term Florida municipal money market securities.

The Fund is a non-diversified mutual fund.

RISKS: Because the Fund invests substantially in Florida municipal money market securities, the performance of the Fund may be especially affected by Florida's economic conditions and political developments, as well as the ability of issuers to meet their obligations.


MANAGEMENT: Charles Schwab Investment Management, Inc. (the Investment Manager) currently provides investment management services to the SchwabFunds(R), a family of 31 mutual funds with over $56 billion in assets as of December 31, 1997.



SHAREHOLDER SERVICE: Charles Schwab & Co., Inc. (Schwab) provides professional representatives 24 hours a day at 1-800-435-4000 to service your account. Read the "Investing in Shares" section of the prospectus for information on how to buy, sell and exchange shares of the Fund.



LOW-COST INVESTING: The Investment Manager and Schwab have voluntarily guaranteed that, through at least February 28, 1999, total operating expenses of the Fund will not exceed 0.59% of its average daily net assets.

EXPENSES


ANNUAL OPERATING EXPENSES are paid by the Fund. These expenses include management fees paid to the Investment Manager, and other fees for services such as maintaining shareholder records and furnishing shareholder statements and financial reports. These expenses are factored into the dividends paid to shareholders. As a shareholder, you are not charged any of these fees directly.



The annual operating expenses stated below are based on estimated other expenses and are stated as a percentage of average daily net assets of the Fund.



Management fee (after reduction)              0.08%
12b-1 fee                                     NONE
Other expenses (after reduction)              0.51%
                                              ------
TOTAL OPERATING EXPENSES (AFTER REDUCTION)    0.59%



EXAMPLE. If the Fund were to provide an annual return of 5%, you would pay the following expenses on a $1,000 investment, whether you redeemed your shares at the end of each period or left your shares invested.



1 YEAR     3 YEARS
------     -------
   $6        $19



THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN.



The Investment Manager and Schwab have voluntarily agreed to guarantee, at least through February 28, 1999, that total operating expenses (excluding interest, taxes and extraordinary expenses) of the Fund will not exceed 0.59% of its average daily net assets. If these guarantees were not in effect the management fee, other expenses and total operating expenses of the Fund would be 0.46%, 0.51% and 0.97% of its average daily net assets. Read the "Organization & Management" section of the prospectus for more information on expenses.

PERFORMANCE

Typically, money market funds report performance in terms of total return or yield.

TOTAL RETURN is the actual return of an investment, assuming both the reinvestment of any income earned and any change in share price. A cumulative total return is the actual total return of an investment over a stated period of time, while an average annual total return is a hypothetical rate of return, which, if achieved annually would have produced the same cumulative total return. An average annual total return will smooth out the actual year-to-year fluctuations of an investment's return.

YIELD is the actual income earned on an investment over a stated period of time and annualized (assumed to be generated over a year). For example, a seven-day yield measures the income earned on an investment over a seven-day period, annualizes it and expresses that income as a percentage of the original investment.

An effective yield is calculated similarly, but income earned is assumed to be reinvested. Because of this compounding effect, effective yields are generally higher.


Taxable equivalent yield shows the yield that a taxable investment would have to generate in order to equal a tax-free yield. A taxable equivalent effective yield is calculated similarly, except that the effective yield is used in the calculation.



Because money market funds seek to maintain a stable share price, yields are generally the most common method of measuring performance, rather than total return.



Fund strategies, performance and holdings are detailed in financial reports, which are sent to shareholders twice a year.

ORGANIZATION & MANAGEMENT


THE FUND IS A NON-DIVERSIFIED MUTUAL FUND. The Fund is a series of The Charles Schwab Family of Funds (the Trust).


THE FUND IS OVERSEEN BY A BOARD OF TRUSTEES. The Board of Trustees meets regularly to review the Fund's activities, contractual arrangements and performance. The Board of Trustees is responsible for protecting the interests of the Fund's shareholders.

THE FUND MAY HOLD SPECIAL MEETINGS. These meetings may be called for purposes such as electing Trustees, changing fundamental policies and amending management contracts. Shareholders are entitled to one vote for each share owned and may vote by proxy or in person. Proxy materials will be mailed to shareholders prior to any meetings, and will include a voting card and information explaining the matters to be voted upon.

THE FUND IS MANAGED BY THE INVESTMENT MANAGER. The Investment Manager is responsible for managing the Fund's day-to-day business affairs, including picking the Fund's investments. The Investment Manager, however, is subject to the overall authority of the Board of Trustees.


For the services performed under its contract with the Fund, the Investment Manager is entitled to receive a graduated annual fee, payable monthly, of 0.46% of the Fund's average daily net assets not in excess of $1 billion, 0.41% of such net assets over $1 billion but not in excess of $2 billion, and 0.40% of such net assets over $2 billion.



SCHWAB IS THE FUND'S SHAREHOLDER SERVICES AND TRANSFER AGENT. Schwab provides Fund information to shareholders, including share price, reporting shareholder ownership and account activities and distributing the Fund's prospectuses, financial reports and other informational literature. Schwab also maintains the office space, equipment and personnel necessary to provide these services. Schwab also distributes and markets SchwabFunds(R) and provides other services.



For the services performed as transfer agent under its contract with the Fund, Schwab is entitled to receive an annual fee from the Fund, payable monthly in the amount of 0.25% of the Fund's average daily net assets. For the services performed as shareholder services agent under its contract with the Fund, Schwab is entitled to receive an annual fee from the Fund, payable monthly in the amount of 0.20% of the average daily net assets of the Fund.



THE FUND PAYS OTHER EXPENSES. These expenses are typically connected with the Trust's operations, and include legal, audit and custodian fees, as well as the costs of accounting and registration of the Fund. Expenses not directly attributable to a particular fund will generally be allocated among the funds in the Trust on the basis of each fund's relative net assets as the time the expense is incurred.


The Charles Schwab Corporation is the parent company of the Investment Manager and Schwab. Charles R. Schwab is the founder, Chairman, Chief Executive Officer and Director of The Charles Schwab Corporation. As a result of his ownership of and interests in The Charles Schwab Corporation, Mr. Schwab may be deemed a controlling person of the Investment Manager and Schwab.

INVESTMENT OBJECTIVE, POLICIES & RISKS



INVESTMENT OBJECTIVE

The Fund seeks to provide maximum current income exempt from federal income taxes, consistent with liquidity and stability of capital, and also seeks to have its shares exempt from the Florida intangible tax.

The Fund's investment objective may be changed only by vote of a majority of its shareholders. Unless otherwise noted, policies and limitations may be changed without shareholder approval.


INVESTMENT STRATEGY

The Fund seeks to achieve its investment objective by investing in Florida municipal money market securities.


The Fund seeks to maintain a stable share price of $1.00, although there is no guarantee that it will be able to do so. The Fund follows regulations set forth by the SEC that dictate the quality, maturity and diversification of the Fund's investments. These requirements are designed to help the Fund maintain a stable share price of $1.00.


The Fund earns tax-exempt income at current money market rates and its yield will fluctuate from day to day. The Fund emphasizes capital preservation, so it will not provide the higher yield or capital appreciation that a more aggressive mutual fund or other investment may provide.

INVESTMENT RISKS

In general, the longer the maturity, the more sensitive the security will be to interest rate changes. While these securities, as well as securities with more credit risk, may provide higher yields, they also pose more risks, and could result in losses to the Fund and a possible change in share price. The Fund may purchase only high-quality, short-term securities that the Investment Manager believes present minimal credit risk.


Because the Fund intends to invest substantially in Florida municipal money market securities, its performance and, possibly, its share price may be affected by the economic and political conditions within Florida. An investment in the Fund poses additional risk considerations not present in municipal money market funds that do not invest substantially in the securities of a single state.

PRINCIPAL SECURITIES AND
INVESTMENT TECHNIQUES

MUNICIPAL MONEY MARKET SECURITIES are high-quality, short-term securities (money market securities) issued by or on behalf of a state, including its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities. These securities are issued to raise money for various public purposes or private activities, such as general financing for state and local governments or financing for specific projects or facilities. Municipal securities pay fixed, variable or floating rates of interest, which is meant to be exempt from federal income tax, and, typically, personal income tax of a state or locality.


Municipal securities may be owned directly or through participation interests, and include general obligation or revenue securities, notes and leases. The maturity date or price of and financial assets collateralizing a municipal security may be structured in order to make it qualify as or act like a municipal money market security. These securities may be subject to greater credit and interest rate risks than other municipal money market securities because of their structure.


The value of municipal securities may be affected by legislation or litigation involving the taxation of municipal securities or the rights of holders of municipal securities. In addition, some municipal securities involve private entities, and the value of these securities could be affected by the credit quality of the private entity and possibly by the circumstances affecting the project.

Restriction: The Fund will normally invest at least 80% of its total assets in municipal money market securities. This policy may be changed only by shareholders. In addition, the Fund may invest more than 25% in municipal securities financing similar projects.

FLORIDA MUNICIPAL MONEY MARKET SECURITIES are municipal money market securities issued by or on behalf of either the state of Florida, or its counties, municipalities, authorities or other subdivisions. These securities are subject to the same general risks associated with other municipal money market securities, although their values will be particularly affected by economic, political, geographic and demographic conditions and developments within Florida. Additionally, like all securities, the value of municipal money market securities, including those of Florida issuers, may be affected by any change in the perceived ability of issuers to meet their obligations.

Restriction: The Fund will normally invest at least 65% of its total assets in municipal money market securities of Florida issuers.


CREDIT AND LIQUIDITY SUPPORTS may be employed by issuers to reduce the credit risk of their securities. Credit supports include letters of credit, insurance and guarantees provided by foreign and domestic entities, as well as moral obligations, which are sometimes issued with municipal money market securities. Liquidity supports include puts and demand features. Most of these arrangements move the credit risk of an investment from the issuer of the security to the support provider. Changes in the credit quality of a support provider could cause losses to the Fund, and affect its share price. In addition, credit and liquidity supports provided by foreign entities may involve more risks because of the possibility of adverse foreign economic, political and legal developments.



VARIABLE AND FLOATING RATE SECURITIES pay an interest rate, which is adjusted either periodically or at specific intervals or floats continuously according to a formula or benchmark. Although these structures generally are intended to minimize the fluctuations in value that occur when interest rates rise and fall, some structures may be linked to a benchmark in such a way as to cause greater volatility to the security's value. Some variable rate securities may be combined with a put or demand feature (variable rate demand securities) that entitles the holder to the right to demand repayment in full. While the demand feature is intended to reduce credit risks, it is not always unconditional, and may make the securities more difficult to sell quickly or without losses. Some fixed-rate securities may be structured in such a way as to make the securities act like or pay variable or floating rates of interest. These synthetic variable or floating rate securities include tender option bonds, and involve more risks due to their synthesized structures.



PUTS, sometimes called demand features or guarantees, are agreements that allow the buyer to sell a security at a specified price and time to the seller or "put provider." When the Fund buys a put, losses could occur as a result of the costs of the put or if it exercises its rights under the put and the put provider does not perform as agreed. Standby commitments are types of puts.



ILLIQUID SECURITIES are securities that are not actively traded, and therefore may be difficult to sell quickly or without losses.


Restriction: The Fund will not invest more than 10% of its net assets in illiquid securities.


RESTRICTED SECURITIES are securities that are subject to legal restrictions on their sale. To the extent a Fund invests in liquid restricted securities, its general level of illiquidity may increase if these securities become difficult to sell.



OTHER MUNICIPAL SECURITIES include leases, purchases and sales contracts. These securities may be issued to finance the acquisition of equipment or facilities. These securities are subject to the risks that the municipality may reduce or not make its lease payments, thereby reducing the value of the securities.



WHEN-ISSUED AND DELAYED DELIVERY SECURITIES are securities that are purchased at a specified price and yield, but delivered to the buyer at a later than customary date. Generally, the purchaser does not pay for these securities or earn interest on them until they are delivered, but their value could change prior to delivery.


SECURITIES OF OTHER INVESTMENT COMPANIES may be purchased by the Fund. These investments will cause the Fund to bear duplicative fees for certain services.

The Fund also may employ the policies described below.


BORROWING money is a form of leveraging if the Fund continues to make investments while borrowings remain outstanding. Borrowing subjects the Fund to interest costs that may exceed the interest received on the securities purchased with the borrowed funds.


Restriction: The Fund may borrow up to 33 1/3% of its total assets for temporary or emergency purposes; provided that the Fund will not purchase securities while borrowings represent more than 5% of its total assets.


TEMPORARY INVESTMENTS in U.S. government securities, money market securities or other taxable securities, and repurchase agreements for all of these securities may be made by the Fund as a defensive measure or under abnormal market conditions.

INVESTING IN SHARES

BUSINESS DAYS

The Fund is open each day that both the Federal Reserve Bank of New York (New York Fed) and New York Stock Exchange (NYSE) are open (business days). The following holiday closings are currently scheduled for 1998: New Year's Day, Martin Luther King's Birthday (observed), President's Day, Good Friday, Memorial Day (observed), Independence Day (observed), Labor Day, Columbus Day (observed), Veterans Day, Thanksgiving Day and Christmas Day. On any day that the New York Fed, NYSE or principal government securities markets close early, such as days in advance of holidays, the Fund reserves the right to advance the time by which purchase, redemption and exchanges orders must be received on that day.


NET ASSET VALUE
The price of each share of the Fund is its net asset value per share (NAV). NAV is determined each business day, first at 10 a.m. Eastern time, then again at the close of the NYSE, generally 4 p.m. Eastern time. NAV is calculated by adding the value of the Fund's assets, subtracting its liabilities and dividing the result by the number of outstanding shares.


Investment holdings are valued on the basis of amortized cost, which means that the Fund's securities are valued at cost, plus or minus any premium or discount that has accrued since purchase. The amortized cost method is designed for money market funds, which seek to maintain a stable share price, and most money market funds use this method to calculate NAV.


HOW TO BUY, SELL OR EXCHANGE SHARES

Schwab is soliciting subscriptions for shares of the Fund during an initial offering period, currently scheduled to end March 17, 1998, subject to extension by the Fund and Schwab. The Fund is scheduled to commence operations and continuously offer its shares immediately following settlement of the subscription offering.



Shares may be purchased, sold or exchanged through an account at Schwab or any other entity designated by Schwab. The following information on how to buy, sell and exchange shares is for transactions through an account at Schwab. Shares are purchased or sold at the NAV next determined after your purchase, redemption or exchange order is received in good order.



AUTOMATIC INVESTMENT. When opening a Schwab One(R) account, investors with combined household accounts at Schwab of at least $10,000 may choose the Fund as their primary fund, and free credit balances in their Schwab account will be invested automatically in shares of the Fund according to the terms and conditions of the account agreement. Shares will be sold as necessary to settle any negative cash balance in the Schwab account. Existing Schwab accounts with primary funds previously selected will not be subject to the $10,000 household minimum requirement in order to maintain or change their primary fund.



DIRECT PURCHASE. Shares of the Fund may be bought (even if it is not a primary fund) in several ways. The minimum initial investment through direct purchase is $1,000. Subsequent direct purchases must be in amounts of at least $100.


-  BY TELEPHONE. Call 1-800-435-4000, 24 hours a day (1-800-345-2550 for TDD users). Telephone orders received in good order after the close of the NYSE but prior to 8 p.m. Eastern time will be executed at the NAV next determined for the Fund. However, telephone orders received in good order after 8 p.m. Eastern time but prior to 10 a.m. Eastern time will be executed at the Fund's second NAV calculation.

-  BY MAIL. Write to the Fund at 101 Montgomery Street, San Francisco, CA 94104.


-  BY WIRE. Call 1-800-435-4000 for wire instructions.


Please provide the following information:

-  your name and Schwab account number;

-  the name of the Fund;


-  the dollar amount you would like to purchase, sell or exchange; and


-  for initial purchases only, one of the two distribution choices below:

   AUTOMATIC REINVESTMENT. All distributions will be reinvested in full shares of the Fund you are purchasing. If you do not choose an option, this option will be assigned to you; or


   CASH OPTION. All distributions will be paid to your Schwab account and, if requested, mailed to you the next business day.



- for exchanges, the name of the Fund and class, if applicable, into which you want to exchange shares and the distribution option you select; and


- if selling or exchanging by mail, a signature of at least one of the persons named on you Schwab account.

PLEASE NOTE THE FOLLOWING WHEN SELLING OR EXCHANGING SHARES OF THE FUND:


-  the Fund requires a minimum balance of $100;



- your shares may be automatically redeemed if, as a result of selling or exchanging shares, you no longer meet the Fund's minimum balance requirements, although you will be given 30 days' notice prior to redemption to increase your holdings to the required minimum balance;


- redemptions and exchange requests by mail are irrevocable and, once mailed, may not be modified or canceled;


- payment for redeemed shares will be made to your Schwab account within 7 days and a check may be mailed to you upon request;

- if you bought your shares by check, a check for your redemption proceeds will be issued as soon as your check clears, which may take up to 15 days from the date of purchase;

- depending on the type of Schwab account you have, your money may earn interest during any holding period;

- you may exchange your shares for shares of other SchwabFunds, provided you meet the Fund's minimum investment or other requirements;


- an exchange of the Fund's shares for shares of other SchwabFunds will be treated as a taxable event for federal income tax purposes;



- the Fund and Schwab reserve the right to modify, limit or terminate the exchange privilege upon 60 days' written notification; and



- the Fund may suspend the right to sell shares or postpone payment for a sale of shares when trading on the NYSE is restricted, the NYSE is closed for any reason other than its customary weekend and holiday closings, emergency circumstances exist as determined by the SEC or as otherwise permitted by the SEC.



OPENING A SCHWAB ACCOUNT


Schwab was established in 1971 and is one of America's largest discount brokers. Schwab helps over 4.1 million customers make investment decisions by offering low-cost brokerage services and providing financial products and information. Visit one of Schwab's 277 branch offices or Schwab's web site (http://www.schwab.com) for information on investment products and services.



Investors may open a Schwab account by simply completing an application, although institutional investors should contact Schwab to find out if any additional forms need to be completed.



Using a Schwab account, investors have access to investments other than just mutual funds, such as stocks and bonds. The Securities Investor Protection Corporation (SIPC) provides account protection of up to $500,000 for the securities held in a Schwab account, including shares of the Fund. It is important to remember that SIPC account protection does not protect against losses due to market or economic conditions.



Schwab One(R) accounts are available with a minimum initial investment of $2,500. A monthly fee of $5 will be charged to Schwab One accounts that fall below a $5,000 minimum balance, unless there have been at least two commissionable trades within the previous 12 months.



Existing Schwab accounts (no longer available for opening) require a $1,000 minimum account balance ($500 for custodial accounts). A fee of $7.50 will be charged to Schwab accounts that fall below these minimums for three consecutive months. The fee, if applicable, will be charged at the end of each quarter, but will be waived if there has been at least one commissionable trade within the previous six months, or if your combined Schwab accounts equal $10,000 or more.



The account fees for Schwab and Schwab One accounts will be replaced with a calendar quarter account fee of $15, effective April 1, 1998. However, this fee will not be charged if the combined balances of your household's accounts at Schwab exceed $25,000 at the end of any month in that quarter, you have one commissionable trade in that or the preceding quarter or you have two or more commissionable trades during the last four quarters. If you have more than one account at Schwab, you will be charged only one quarterly fee.


Deposits to your Schwab accounts may be made by check, wire and other forms of electronic funds transfer. Securities also may be deposited. All checks should be made out to Charles Schwab & Co., Inc. Schwab will charge a $15 service fee for any checks returned as a result of insufficient or uncollected funds or a stop order.

Monies received by Schwab before 4 p.m. Eastern time will be available for investment that day. Monies received by Schwab after 4 p.m. Eastern time will be available for investment the next business day.

Contact Schwab for instructions and any applicable fees if you would like to wire money from your Schwab account.

DIVIDENDS & TAXES
Each business day, the Fund's net investment income is determined as of the close of the NYSE as dividend to shareholders of record as of the previous NAV calculation. Net investment income is calculated by subtracting its expenses from the income earned on its investments that day. Dividends are declared each business day based on the net investment income determined and are paid on the 15th of each month, if it is a business day, except in December when dividends are paid on the last business day of the month. If the 15th is not a business day, dividends are paid on the next business day.

The following is only a brief summary of some of the federal income tax and state intangible tax consequences that may affect the Fund and its shareholders. You should consider the tax implications of investing in the Fund, and consult with your own tax advisor.

The Fund will distribute its net investment income and capital gains, if any, to shareholders each year. Dividends derived from exempt-interest income will be exempt from federal income tax when distributed to shareholders. In addition, the Fund's shares are expected to be exempt from the Florida intangibles tax. Some distributions received by shareholders may be subject to federal income taxes.

The interest from some municipal money market securities is subject to the federal alternative minimum tax. The Fund may invest all of its assets in these securities. Shareholders subject to federal alternative minimum tax must take this interest into account when computing their federal alternative minimum tax liability.

Shareholders receive a record of all distributions by the Fund, as well as purchases and sales they have made, via their monthly Schwab account statement. Each year, the Fund notifies shareholders of the tax treatment of all distributions made that year.

GENERAL INFORMATION
The right to initiate transactions by telephone is automatically available through your Schwab account. As long as the Fund or Schwab follows reasonable procedures to confirm that your telephone order is genuine, they will not be liable for any losses an investor may experience due to unauthorized or fraudulent instructions. These procedures may include:

- requiring a form of personal identification before acting upon any telephone order;

-  providing written confirmation of telephone orders; and

-  tape-recording all telephone orders.

It may be difficult to place orders by telephone during periods of drastic economic or market changes because Schwab's phone lines may become very busy with calls from other investors. Consider other methods for placing an order, such as writing to the Fund.

Share certificates will not be issued in order to avoid additional administrative costs, however, share ownership records are maintained by Schwab. Twice a year, financial reports will be mailed to shareholders describing the Fund's performance and investment holdings. In order to reduce these mailing costs, each household will receive one consolidated mailing. If you do not want to receive consolidated mailings, you may write to the Fund and request that your mailings not be consolidated.


The Fund, in its sole discretion and without prior notice, reserves the right to reject orders to purchase shares, change or waive minimum investment requirements or withdraw or suspend any part of the offering made by this prospectus.

---------------------------------------------------

NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY STATEMENTS ABOUT THIS OFFERING OTHER THAN THE INFORMATION CONTAINED IN THIS PROSPECTUS AND IN OFFICIAL SALES MATERIALS. IF ANYONE GIVES ANY OTHER INFORMATION OR MAKES ANY OTHER REPRESENTATIONS, DO NOT RELY ON SUCH INFORMATION OR REPRESENTATIONS.
---------------------------------------------------

THIS PROSPECTUS IS NOT AN OFFER IN ANY STATE IN WHICH SUCH AN OFFER MAY NOT LAWFULLY BE MADE, NOR IS IT AN OFFER TO ANY PERSON TO WHOM SUCH AN OFFER MAY NOT BE MADE.
---------------------------------------------------

              THIS SPACE RESERVED FOR YOUR COMMENTS AND QUESTIONS. A SCHWAB REPRESENTATIVE WILL BE HAPPY TO ASSIST YOU.

              THIS SPACE RESERVED FOR YOUR COMMENTS AND QUESTIONS. A SCHWAB REPRESENTATIVE WILL BE HAPPY TO ASSIST YOU.

Schwab FLORIDA
Municipal Money Fund


PROSPECTUS February 16, 1998










SCHWABFUNDS(R)






SCHWABFUNDS(R)
101 Montgomery Street
San Francisco, CA 94104



CRS12113 MKT2483-3(1/98) Printed on recycled paper.

                                     PART B

                              CROSS REFERENCE SHEET
                       STATEMENT OF ADDITIONAL INFORMATION

                       Schwab Florida Municipal Money Fund

    PART B ITEM                              STATEMENT OF ADDITIONAL
                                               INFORMATION CAPTION
10. Cover Page                                 Cover Page

11. Table of Contents                          Cover Page

12. General Information and History            General Information

13. Investment Objectives and Policies         Investment Policies and Restrictions

14. Management of the Fund                     Management of the Trust

15. Control Persons and Principal Holders of   General Information
    Securities

16. Investment Advisory and Other Services     Management of the Trust

17. Brokerage Allocation and Other Practices   Portfolio Transactions and Turnover

18. Capital Stock and Other Securities         General Information

19. Purchase, Redemption and Pricing of        Share Price Calculation; Purchase and
    Securities Being Offered                   Redemption of Shares

20. Tax Status                                 Distributions and Taxes

21. Underwriters                               Management of the Trust

22. Calculation of Performance Data            How the Funds Report Performance

23. Financial Statements                       Not applicable


                       STATEMENT OF ADDITIONAL INFORMATION
                       THE CHARLES SCHWAB FAMILY OF FUNDS
                 101 Montgomery Street, San Francisco, CA 94104

                       SCHWAB FLORIDA MUNICIPAL MONEY FUND

                                FEBRUARY 16, 1998

The Statement of Additional Information (SAI) is not a prospectus. It should be read in conjunction with the Prospectus dated February 16, 1998 (and as may be amended from time to time) for Schwab Florida Municipal Money Fund (the Fund).

To obtain a copy of the Prospectus, call 1-800-435-4000 (1-800-345-2550 for TDD Users), or write to the Fund at 101 Montgomery Street, San Francisco, California 94104.


                               TABLE OF CONTENTS

                                                    PAGE

INVESTMENT SECURITIES ................................ 2
INVESTMENT POLICIES AND RESTRICTIONS ................. 5
MANAGEMENT OF THE TRUST .............................. 8
PORTFOLIO TRANSACTIONS AND TURNOVER ..................14
DISTRIBUTIONS AND TAXES ..............................15
SHARE PRICE CALCULATION ..............................18
HOW THE FUNDS REPORT PERFORMANCE .....................19
GENERAL INFORMATION ..................................20
PURCHASE AND REDEMPTION OF SHARES ....................22
OTHER INFORMATION ....................................22
APPENDIX - RATINGS OF INVESTMENT SECURITIES ..........24

                              INVESTMENT SECURITIES


MUNICIPAL SECURITIES. Municipal securities are securities issued by a state, its political subdivisions, agencies, authorities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works. Other public purposes include refunding outstanding obligations, obtaining funds for general operating expenses and obtaining funds to loan to other public institutions and facilities.



Municipal securities also may be issued to finance various private activities, including certain types of private activity bonds ("industrial development bonds" under prior law). These securities may be issued by or on behalf of public authorities to obtain funds to provide certain privately owned or operated facilities. The Fund may not be desirable investments for "substantial users" of facilities financed by private activity bonds or industrial development bonds or for "related persons" of substantial users because distributions from the Fund attributable to interest on such bonds may not be tax-exempt. Shareholders should consult their own tax advisors regarding the potential effect on them (if any) of any investment in the Fund.



Municipal securities are generally classified as "general obligation" or "revenue" and may be purchased directly or through participation interests. General obligation securities are typically secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. Revenue securities are typically payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special tax or other specific revenue source. Private activity bonds and industrial development bonds are, in most cases, revenue bonds and generally do not constitute the pledge of the credit of the issuer of such bonds. The credit quality of private activity bonds is frequently related to the credit standing of private corporations or other entities.



Examples of municipal securities that are issued with original maturities of one year or less are short-term tax anticipation notes, bond anticipation notes, revenue anticipation notes, construction loan notes and tax-free commercial paper. Tax anticipation notes are typically sold to finance working capital needs of municipalities in anticipation of the receipt of property taxes on a future date. Bond anticipation notes are sold on an interim basis in anticipation of a municipality's issuance of a longer-term bond in the future. Revenue anticipation notes are issued in expectation of the receipt of other types of revenue such as that available under the Federal Revenue Sharing Program. Construction loan notes are instruments insured by the Federal Housing Administration with permanent financing by "Fannie Mae" (the Federal National Mortgage Association) or "Ginnie Mae" (the Government National Mortgage Association) at the end of the project construction period. Pre-refunded municipal bonds are bonds that are not yet refundable, but for which securities have been placed in escrow to refund an original municipal bond issue when it becomes refundable. Tax-free commercial paper is an unsecured promissory obligation issued or guaranteed by a municipal issuer. The Fund may purchase other municipal securities similar to the foregoing, which are or may become available, including securities issued to pre-refund other outstanding obligations of municipal issuers.

The Fund also may invest in moral obligation securities, which are normally issued by special purpose public authorities. If the issuer of a moral obligation security is unable to meet its obligation from current revenues, it may draw on a reserve fund. The state or municipality that created the entity has only a moral commitment, not a legal obligation, to restore the reserve fund.

The value of municipal securities may be affected by uncertainties with respect to the rights of holders of municipal securities in the event of bankruptcy or the taxation of municipal securities as a result of legislation or litigation. For example, under federal law, certain issuers of municipal securities may be authorized in certain circumstances to initiate bankruptcy proceedings without prior notice to or the consent of creditors. Such action could result in material adverse changes in the rights of holders of the securities. In addition, litigation challenging the validity under the state constitutions of present systems of financing public education has been initiated or adjudicated in a number of states, and legislation has been introduced to effect changes in public school finances in some states. In other instances there has been litigation challenging the issuance of pollution control revenue bonds or the validity of their issuance under state or federal law, which ultimately could affect the validity of those municipal securities or the tax-free nature of the interest thereon.


Charles Schwab Invement Management, Inc., (the Investment Manager) relies on the opinion of the issuer's counselnsel, which is rendered at the time the security is issued, to determine whether the security is fit, with respect to its tax status, to be purchased by the Fund.



MUNICIPAL LEASES. Municipal leases are obligations issued to finance the construction or acquisition of equipment or facilities. These obligations may take the form of a lease, an installment purchase contract, a conditional sales contract or a participation interest in any of these obligations. Municipal leases may be considered illiquid investments. Generally, municipal leases are subject to "nonappropriation risk," which is the risk that the municipality may terminate the lease because funds have not been allocated to make the necessary lease payments. Further, certain leases are subject to "abatement risk"which is the risk that the municipality may not be able to use the property or project and therefore can reduce the amount of its lease payment in direct proportion to the unusable part of the property or project. The lessor would then be entitled to repossess the property, but the value of the property may be less to private sector entities than it would be to the municipality.



ILLIQUID SECURITIES. Investments that cannot be sold or disposed of in the normal course of business within seven days at their approximate value will be considered illiquid. The Investment Manager determines the liquidity of the Fund's investments under the supervision and direction of the Board of Trustees. Investments currently considered illiquid include repurchase agreements not maturing within seven days, some restricted securities and municipal lease obligations.


VARIABLE AND FLOATING RATE SECURITIES. Some variable rate securities have a demand feature, which entitles the holder to resell the securities at a specified price and/or times. There are risks involved with these securities because there may be no active secondary market for a particular variable rate demand security purchased by the Fund. In addition, the Fund may only exercise its demand rights at certain times. The Fund could suffer losses in the event that the issuer defaults on its obligation. Synthetic variable or floating rate securities include tender option bonds.


TAXABLE SECURITIES. Under normal conditions, the Fund does not intend to invest in securities the interest on which is subject to federal income and/or state and local personal income taxes. However, from time to time, as a defensive measure or under abnormal market conditions, the Fund may make temporary investments in securities, the interest on which is subject to federal income and/or state and local personal income taxes.



U.S. GOVERNMENT SECURITIES. U.S. government securities are securities issued by the U.S. Treasury or issued or guaranteed by the U.S. government or any of its agencies or instrumentalities. U.S. Treasury securities are backed by the full faith and credit of the United States. Not all U.S. government securities are backed by the full faith and credit of the United States. Some U.S. government securities are supported by a line of credit the issuing entity has with the U.S. Treasury. Others are supported solely by the credit of the issuing agency or instrumentality. Of course U.S. government securities are among the safest securities, but they are still sensitive to interest rate changes, which will cause their yields to fluctuate.



ASSET-BACKED SECURITIES. Asset-Backed securities are securities that are backed by the loans or account receivables of an entity, such as a bank or credit card company. These securities are obligations which the issuer intends to repay using the assets backing them (once collected). Therefore, repayment may depend largely on the cash-flows generated by the assets backing the securities. Sometimes the credit support for these securities is limited to the underlying assets, but, in other cases, may be provided by a third party via a letter of credit or insurance guarantee. Asset-backed securities are subject to credit and prepayment risks. Currently, there are no tax-exempt Asset-Backed Securities in the Fund.



Repayment of these is intended to be obtained from an identified pool of assets, typically receivables related to a particular industry, such an asset-backed securities related to credit card receivables, automobile receivables, trade receivables or diversified financial assets. Based on the primary characteristics of the various types of asset-backed securities, for purposes of the Fund's concentration policy, the Fund has selected the following asset-backed securities industries: credit card receivables, automobile receivables, trade receivables and diversified financial assets, and the Fund will limit its investments in each such industry to less than 25% of its total assets.



REPURCHASE AGREEMENTS. Repurchase agreements involve the Fund buying securities (usually U.S. government securities) from a seller and simultaneously agreeing to sell them back at an agreed-upon price (usually higher) and time. There are risks that losses will result if the seller does not perform as agreed.



REVERSE REPURCHASE AGREEMENTS. In a reverse repurchase agreement, the Fund sells portfolio securities to another party and simultaneously agrees to buy them back at an agreed-upon price and time. These agreements may increase the possibility of the Fund's NAV to fluctuate and may be viewed as a form of leveraging. Reverse repurchase agreements may be entered into by the

Fund under similar conditions and limitations applicable to borrowing. Read non-fundamental policy (d) for more detailed information.



LENDING. The lending of securities is a common practice in the securities industry. The Fund will engage in security lending arrangements with the primary objective of increasing its income through investment of the cash collateral in short-term, interest-bearing obligations, but will do so only to the extent that the Fund will not lose the tax treatment available to regulated investment companies. The Fund is entitled to all dividends or interest on any loaned securities. Loans of securities involve a risk that the borrower may fail to return the securities or provide additional collateral.



The Fund may loan securities to qualified broker-dealers or other institutional investors provided: (i) the loan is secured continuously by collateral consisting of U.S. Government securities, letters of credit, cash or cash-equivalents, and maintained on a daily marked-to-market basis in an amount at least equal to the current market value of the securities loaned; (ii) the Fund may at any time call the loan and obtain the return of the securities loaned; (iii) the Fund will receive any interest or dividends paid on the loaned securities; and (iv) the aggregate market value of securities loaned will not at any time exceed one-third of the total assets of the Fund.



QUALITY OF INVESTMENTS. The Fund will invest in high-quality securities. Generally, high-quality securities are securities that are rated in one of the two highest rating categories by two nationally recognized statistical rating organizations (NRSROs), or by one if only one NRSRO has rated the securities, or, if unrated, determined to be of comparable quality by the Investment Manager pursuant to guidelines adopted by the Board of Trustees. High-quality securities may be "first tier" or "second tier" securities. First tier securities are rated within the highest category, and second tier securities are rated within the second-highest category.


Should a security's high-quality rating change after purchase by the Fund, the Investment Manager would take such action, including no action, as determined to be in the best interest of the Fund by the Board of Trustees. For more information about the ratings assigned by some NRSROs, refer to the Appendix section of the SAI.

MATURITY OF INVESTMENTS. The Fund will purchase only short-term debt securities. Basically, a short-term security is a security that is deemed to mature within 397 days or less.


                      INVESTMENT POLICIES AND RESTRICTIONS

THE FOLLOWING INVESTMENT POLICIES AND RESTRICTIONS MAY BE CHANGED ONLY BY APPROVAL OF A MAJORITY OF THE FUND'S SHAREHOLDERS. ALL OTHER INVESTMENT POLICIES AND RESTRICTIONS CONTAINED IN THE SAI MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL OR PRIOR NOTICE.

THE FUND MAY NOT:

(1) lend or borrow money, except as permitted by the Investment Company Act of 1940 or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

(2) pledge, mortgage or hypothecate any of its assets, except as permitted by the Investment Company Act of 1940 or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

(3) issue senior securities, except as permitted by the Investment Company Act of 1940 or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

(4) underwrite securities, except as permitted by the Investment Company Act of 1940 or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

(5) concentrate investments in a particular industry or group of industries, as concentration is defined under the Investment Company Act of 1940 or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

(6) purchase or sell commodities, commodities contracts, futures contracts, or real estate, except as permitted by the Investment Company Act of 1940 or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

THE FOLLOWING DESCRIPTIONS OF THE 1940 ACT MAY ASSIST INVESTORS IN UNDERSTANDING THE ABOVE POLICIES AND RESTRICTIONS.

Borrowing. The 1940 Act presently restricts the Fund from borrowing (including pledging, mortgaging or hypothecating assets) in excess of 33 1/3% of its total assets (not including temporary borrowings not in excess of 5% of its total assets).

Lending. Under the 1940 Act, the Fund may only make loans if expressly permitted by its investment policies.


Concentration. The 1940 Act presently defines concentration as investing 25% or more of the Fund's total assets in an industry or group of industries, with certain exceptions. This means that the Fund currently may not purchase securities of any issuer, if, as a result, 25% or more (other than U.S. government securities) of its total assets would be invested in the securities of an issuer from a single industry or group of industries.


THE FOLLOWING ARE NON-FUNDAMENTAL INVESTMENT POLICIES AND RESTRICTIONS.

THE FUND MAY NOT:

(a) with respect to 75% of its total assets, purchase securities of any issuer (other than U.S. government securities or securities subject to a guarantee issued by a person not controlled by the issuer) if, as a result, more than 5% of total assets would be invested in the securities of such issuer; provided that the Fund may not invest more than 5% of its total assets in securities of a single issuer unless such securities are first tier securities.



(b) purchase second tier conduit securities of any issuer (other than securities subject to a guarantee issued by a person not controlled by the issuer) if, as a result, more than the greater of 1% of its total assets or $1 million would be invested in second tier conduit securities of such issuer.



(c) purchase securities of other investment companies, except as permitted by the 1940 Act.



(d) borrow money [for temporary or emergency purposes] except that the Fund may (i) borrow money from banks and (ii) engage in reverse repurchase agreements with any party; provided that (i) and (ii) in combination do not exceed 33 1/3% of its total assets (any borrowings that come to exceed this amount will be reduced to the extent necessary to comply with the limitation within three business days) and the Fund will not purchase securities while borrowings represent more than 5% of its total assets.



(e) purchase securities of any issuer (other than obligations of, or guaranteed by the U.S. government its agencies or instrumentalities), if, as a result, 25% or more of its total assets would be invested in the securities of an issuer from a single industry or group of industries.



(f) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties (this restriction does not apply to purchases of securities or repurchase agreements).



(g) purchase securities of any issuer if, as a result, more than 10% of its net assets would be invested in illiquid securities.



(h) sell securities short unless it owns the security or the right to obtain the security or equivalent securities (transactions in futures contracts and options are not considered selling securities short).



(i) purchase securities on margin, except that the Fund may obtain short-term credits that are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.


                             MANAGEMENT OF THE TRUST


OFFICERS AND TRUSTEES. The Officers and Trustees of the Trust, their principal occupations over the past five years and their affiliations, if any, with The Charles Schwab Corporation, Schwab and the Investment Manager, are as follows:

NAME/DATE OF BIRTH  POSITION WITH            PRINCIPAL OCCUPATION
                    THE TRUST

CHARLES R. SCHWAB*  Chairman and Trustee     Chairman, Co-Chief Executive
July 29, 1937                                Officer and Director, The
                                             Charles Schwab Corporation;
                                             Chairman, Chief Executive Officer
                                             and Director, Charles Schwab
                                             Holdings Inc.; Chairman and
                                             Director, Charles Schwab & Co.
                                             Investment Management, Inc., The
                                             Charles Schwab Trust Company
                                             Retirement Plan Services, Inc.;
                                             Chairman and Director (current
                                             board positions), and Chairman
                                             (officer position) until December
                                             1995, Mayer & Schweitzer, Inc.
                                             (a securities brokerage subsidiary
                                             of The Charles Schwab
                                             Corporation); Director, The
                                             Gap, Inc. (a clothing retailer),
                                             Transamerica Corporation (a
                                             financial services organization),
                                             AirTouch Communications (a
                                             telecommunications company) and
                                             Siebel Systems (a software
                                             company).

TOM  D. SEIP*       President and Trustee    Executive Vice President,  The
February 15, 1950                            Charles Schwab Corporation;
                                             Enterprise President -
                                             International and Mutual Funds,
                                             Charles Schwab & Co., Inc.;
                                             Chief Executive Officer, Charles
                                             Schwab Investment Management,
                                             Inc.

DONALD F. DORWARD   Trustee                  Executive Vice President and
September 23, 1931                           Managing Director, Grey
                                             Advertising.  From 1990 to 1996,
                                             Mr. Dorward was President and
                                             Chief Executive Officer, Dorward
                                             & Associates.  Dorward &
                                             Associates is an advertising and
                                             marketing/consulting firm.

ROBERT G. HOLMES    Trustee                  Chairman, Chief Executive
May 15, 1931                                 Officer and Director, Semloh
                                             Financial, Inc.  Semloh
                                             Financial is an international
                                             financial services and
                                             investment advisory firm.

DONALD R. STEPHENS  Trustee                  Managing Partner, D.R. Stephens
June 28, 1938                                & Co. (investment banking).
                                             Prior to 1995, Mr. Stephens was
                                             Chairman and Chief Executive
                                             Officer of North American Trust (a
                                             real estate investment trust).
                                             Prior to 1992, Mr. Stephens was
                                             Chairman and Chief Executive
                                             Officer of the Bank of San
                                             Francisco.

MICHAEL W. WILSEY   Trustee                  Chairman, Chief Executive Officer
August 18, 1943


-------------
* This Trustee is an "interested person" of the Trust.

                                             and Director, Wilsey
                                             Bennett, Inc. (truck and air
                                             transportation, real estate
                                             investment and management, and
                                             investments).

TAI-CHIN TUNG       Treasurer and            Vice President - Finance,
March 7, 1951       Principal                Charles Schwab & Co., Inc.;
                    Financial Officer        Controller, Charles Schwab
                                             Investment Management, Inc.
                                             From 1994 to 1996, Ms. Tung was
                                             Controller for Robertson
                                             Stephens Investment Management,
                                             Inc.  From 1993 to 1994, she was
                                             Vice President of Fund
                                             Accounting, Capital Research and
                                             Management Co.  Prior to 1993,
                                             Ms. Tung was Senior Vice
                                             President of the Sierra Funds
                                             and Chief Operating Officer of
                                             Great Western Financial
                                             Securities.

WILLIAM J. KLIPP*   Executive Vice           Executive Vice President,
December 9, 1955    President, Chief         SchwabFunds(R), Charles Schwab &
                    Operating Officer and    Co., Inc.; President and Chief
                    Trustee                  Operating Officer, Charles
                                             Schwab Investment Management,
                                             Inc. Prior to 1993, Mr. Klipp
                                             was Treasurer of Charles Schwab
                                             & Co., Inc. and Mayer &
                                             Schweitzer, Inc.

STEPHEN B. WARD     Senior Vice President    Senior Vice President and Chief
April 5, 1955       and Chief Investment     Investment Officer, Charles
                    Officer                  Schwab Investment Management,
                                             Inc.

FRANCES COLE        Secretary                Senior Vice President, Chief
September 9, 1955                            Counsel, Chief Compliance
                                             Officer and Assistant Corporate
                                             Secretary, Charles Schwab
                                             Investment Management, Inc.

DAVID H. LUI        Assistant Secretary      Vice President and Senior
October 14, 1960                             Counsel, Charles Schwab
                                             Investment Management, Inc.
                                             From 1991 to 1992, he was
                                             Assistant Secretary for the
                                             Franklin Group of Mutual Funds
                                             and Assistant Corporate Counsel
                                             for Franklin Resources, Inc.

KAREN L. SEAMAN     Assistant Secretary      Corporate Counsel, Charles
February 27, 1968                            Schwab Investment Management,
                                             Inc.  From October 1994 to July
                                             1996, she was an Attorney for
                                             Franklin Resources, Inc.  Prior
                                             to 1994, Ms. Seaman was an
                                             Attorney for The Benham Group.

MATTHEW O'TOOLE     Assistant Secretary      Corporate Counsel, Charles
September 26, 1964                           Schwab Investment Management,
                                             Inc.  From November 1995 to
                                             April 1997, Mr. O'Toole was
                                             Assistant General


-------------
* This Trustee is an "interested person" of the Trust.

                                             Counsel for Chancellor LGT Asset
                                             Management, Inc. Prior there to,
                                             Mr. O'Toole was Senior Counsel at
                                             the U.S. Securities and Exchange
                                             Commission in Washington, D.C.

AMY L. MAUK         Assistant Secretary      Corporate Counsel, Charles Schwab
January 5, 1969                              Investment Management, Inc.
                                             From April 1995 to March 1997, she
                                             was a Legal Product Manager for
                                             Fidelity Investments.]




Each of the above-referenced Officers and/or Trustees also serves in the same capacity as described for the Trust, Schwab Capital Trust, Schwab Investments and Schwab Annuity Portfolios. The address of each individual listed above is 101 Montgomery Street, San Francisco, California 94104.

                               COMPENSATION TABLE 1

Name of Person,     Aggregate     Pension or
Position            Compensation  Retirement        Estimate     Total
                    from the      Benefits Accrued  Annual       Compensation
                    Trust         as Part of Fund   Benefits     from the
                                  Expenses from     Upon         Fund Complex 2
                                  the Fund          Retirement
                                  Complex 2           from the
                                                    Fund
                                                    Complex 2
Charles Schwab, R.        0              N/A            N/A            0
Chairman
and Trustee

Tom D. Seip,              0              N/A            N/A            0
President and
Trustee 3

Timothy F.                0              N/A            N/A            0
McCarthy,
President and
Trustee 4

William J. Klipp,         0              N/A            N/A            0
Executive Vice
President, Chief
Operating Officer and
Trustee

Donald F. Dorward,     $51,500           N/A            N/A         $93,450
Trustee

Robert G. Holmes,      $51,500           N/A            N/A         $93,450
Trustee

Donald R. Stephens,    $51,500           N/A            N/A         $93,450
Trustee

Michael W. Wilsey,     $51,500           N/A            N/A         $93,450
Trustee




      1     Figures are for the Trust's fiscal year ended December 31, 1997.



      2 "Fund Complex" comprises all 31 funds of the Trust, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios as of December 31, 1997.



      3     Mr. Seip became a Trustee of the Trust on November 24, 1997.



      4 Mr. McCarthy ceased serving as a Trustee of the Trust on November 24, 1997.



                       TRUSTEE DEFERRED COMPENSATION PLAN

Pursuant to exemptive relief received by the Trust from the SEC, the Trust may enter into deferred fee arrangements (the "Fee Deferral Plan" or the "Plan") with the Trust's Trustees who are not "interested persons" of any of the Funds of the Trust (the "Independent Trustees" or the "Trustees").

As of the date of this SAI, none of the Independent Trustees has elected to participate in the Fee Deferral Plan. If an Independent Trustee does elect to participate in the Plan, the Plan would operate as described below.


Under the Plan, deferred Trustee's fees will be credited to a book reserve account established by the Trust (the "Deferred Fee Account"), as of the date such fees would have been paid to such Trustee. The value of the Deferred Fee Account, as of any date, will be equal to the value the Account would have had as of that date, if the amounts credited to the Account had been invested and reinvested in the securities of the SchwabFund or SchwabFunds(R) selected by the participating Trustee (the "Selected SchwabFund Securities"). SchwabFunds include the series or classes of beneficial interest of the Trust, Schwab Investments and Schwab Capital Trust.


Pursuant to the exemptive relief granted to the Trust, the Fund will purchase and maintain the Selected SchwabFund Securities in an amount equal to the deemed investments in that Fund of the Deferred Fee Accounts of the Independent Trustees. The exemptive relief granted to the Trust permits the Fund and the Trustees to purchase the Selected SchwabFund Securities, which transactions would otherwise be limited or prohibited by the investment policies and/or restrictions of the Fund.

                               INVESTMENT MANAGER


The Investment Manager, a wholly owned subsidiary of The Charles Schwab Corporation, serves as the Fund's investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (the "Advisory Agreement") between it and the Trust. The Investment Manager is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, and currently provides investment management services to the SchwabFunds(R), a family of 31 mutual funds with over $56 billion in assets as of December 31, 1997. The Investment Manager is an affiliate of Schwab; the Trust's distributor and the shareholder services and transfer agent.


The Advisory Agreement will continue in effect for one-year terms subject to annual approval by: (1) the Trust's Board of Trustees or (2) a vote of a majority of the Fund's shareholders. In either event, the continuance also must be approved by a majority of the Trust's Board of Trustees who are not parties to the Agreement or interested persons of any such party by vote cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated at any time upon 60 days' notice by either party, or by a majority vote of the Fund's shareholders and will terminate automatically upon assignment.


Pursuant to the Advisory Agreement, the Investment Manager is entitled to receive a graduated annual fee, payable monthly, of 0.46% of the Fund's average daily net assets not in excess of $1 billion, 0.41% of such net assets over $1 billion but not in excess of $2 billion and 0.40% of such net assets over $2 billion.



The Investment Manager and Schwab have voluntarily agreed to limit, or reimburse, if necessary, the Fund's total operating expenses to 0.59% of its average daily net assets through February 28, 1999.


                                    EXPENSES

The Trust pays the expenses of its operations, including: the fees and expenses of independent accountants, counsel and the custodian; the cost of reports and notices to shareholders; the cost of calculating net asset value per share
(NAV); registration fees; the fees and expenses of qualifying the Trust and its shares for distribution under federal and state securities laws; and membership dues in the Investment Company Institute or any similar organization. The Trust's expenses generally are allocated among the Fund on the basis of relative net assets at the time the expense is incurred, except that expenses directly attributable to a particular Fund or class of a Fund are charged to that Fund or class, respectively.

                                   DISTRIBUTOR

Pursuant to a Distribution Agreement, Schwab is the principal underwriter for shares of the Trust and is the Trust's agent for the purpose of the continuous offering of the Fund's shares. The Fund pays the cost of its prospectuses and shareholder reports to be prepared and delivered to existing shareholders. Schwab pays such costs when the described materials are used in connection with the offering of shares to prospective investors and for supplementary sales literature and advertising. Schwab receives no fee under the Distribution Agreement. Terms of continuation, termination and assignment under the Distribution Agreement are identical to those described above with respect to the Advisory Agreement.

                          CUSTODIAN AND FUND ACCOUNTANT

PNC Bank, National Association, at the Airport Business Center, 200 Stevens Drive, Suite 440, Lester, Pennsylvania 19113, serves as Custodian for the Trust.

PFPC, Inc., at 400 Bellevue Parkway, Wilmington, Delaware 19809, serves as Fund Accountant for the Trust.

                   ACCOUNTANTS AND REPORTS TO SHAREHOLDERS


The Trust's independent accountants audit and report on the annual financial statements of each series of the Trust and review certain regulatory reports and the Fund's federal income tax return. It also performs other professional accounting, auditing, tax and advisory services when the Trust engages it to do so. Shareholders will be sent audited annual and unaudited semi-annual financial statements.

                       PORTFOLIO TRANSACTIONS AND TURNOVER

                             PORTFOLIO TRANSACTIONS

Portfolio transactions are undertaken principally to pursue the objective of the Fund in relation to movements in the general level of interest rates; invest money obtained from the sale of Fund shares; reinvest proceeds from maturing portfolio securities; and meet redemptions of Fund shares. Portfolio transactions may increase or decrease the yield of the Fund depending upon management's ability to correctly time and execute them.

The Investment Manager, in effecting purchases and sales of portfolio securities for the account of the Fund, seeks to obtain best price and execution. Subject to the supervision of the Board of Trustees, the Investment Manager will generally select brokers and dealers for the Fund primarily on the basis of the quality and reliability of brokerage services, including execution capability and financial responsibility.

When the execution and price offered by two or more broker-dealers are comparable, the Investment Manager may, in its discretion, utilize the services of broker-dealers that provide it with investment information and other research resources. Such resources may also be used by the Investment Manager when providing advisory services to other investment advisory clients, including mutual funds.


The Trust expects that purchases and sales of portfolio securities usually will be principal transactions. Securities normally will be purchased directly from the issuer or from an underwriter or market maker for the securities.


Purchases from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers will include the spread between the bid and asked prices.

The investment decisions for the Fund are reached independently from those for other accounts managed by the Investment Manager. Such other accounts may also make investments in instruments or securities at the same time as the Fund. When two or more accounts managed by the Investment Manager have funds available for investment in similar instruments, available instruments are allocated as to amount in a manner considered equitable to each account. In some cases, this procedure may affect the size or price of the position obtainable for the Fund. However, it is the opinion of the Board of Trustees that the benefits conferred by the Investment Manager outweigh any disadvantages that may arise from exposure to simultaneous transactions.

                               PORTFOLIO TURNOVER

Because securities with maturities of less than one year are excluded from required portfolio turnover rate calculations, the Fund's portfolio turnover rate for reporting purposes is expected to be zero.

                             DISTRIBUTIONS AND TAXES

                                 DISTRIBUTIONS


On each day that the NAV of the Fund is determined ("Business Day"), the Fund's net investment income will be declared as of the close of trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern time) as a daily dividend to shareholders of record as of the last calculation of NAV prior to the declaration. Shareholders will receive dividends in additional shares unless they elect to receive cash. Dividends normally will be reinvested monthly in full shares of the Fund at the NAV on the 15th day of each month, if a Business Day, otherwise on the next Business Day. If cash payment is requested, checks normally will be mailed on the Business Day following the reinvestment date. The Fund will pay shareholders, who redeem all of their shares, all dividends accrued to the time of the redemption within seven days.



The Fund calculates its dividends based on its daily net investment income. For this purpose, the net investment income of the Fund consists of: (1) accrued interest income, plus or minus amortized discount or premium, minus (2) accrued expenses allocated to that Fund. If the Fund realizes any capital gains, they will be distributed at least once during the year as determined by the Board of Trustees. Any realized capital losses, to the extent not offset by realized capital gains, will be carried forward. It is not anticipated that the Fund will realize any long-term capital gains. Expenses of the Trust are accrued each day. Should the NAV of the Fund deviate significantly from market value, the Board of Trustees could decide to value the investments at market value and any unrealized gains and losses could affect the amount of the Fund's distributions.


                              FEDERAL INCOME TAXES

It is the Fund's policy to qualify for taxation as a "regulated investment company" by meeting the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). By following this policy, the Fund expects to eliminate or reduce to a nominal amount the federal income tax to which it is subject.


In order to qualify as a regulated investment company, the Fund must, among other things, (1) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stocks, securities, foreign currencies or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in stocks, securities or currencies; (2) diversify its holdings so that at the end of each quarter of its taxable year
(i) at least 50% of the market value of the Fund's total assets is represented by cash or cash items, U.S. government securities, securities of other regulated investment companies and other securities limited, in respect of any one issuer, to a value not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. government securities or securities of any other regulated investment company) or of two or more issuers that the Fund controls, within the meaning of the Code, and that are engaged in the same, similar or related trades or businesses. These requirements may restrict the degree to which the Fund may engage in certain hedging transactions and may limit the range of its investments. If the Fund qualifies as a regulated investment company, it will not be subject to federal income tax on the part of its net investment income and net realized capital gains, if any, which it distributes to shareholders, provided that the Fund meets certain minimum distribution requirements. To comply with these requirements, the

Fund must distribute at least (a) 90% of its "investment company taxable income" (as that term is defined in the Code) and (b) 90% of the excess of its (i) tax-exempt interest income over (ii) certain deductions attributable to that income (with certain exception), for its taxable year. The Fund intends to make sufficient distributions to shareholders to meet these requirements.


If the Fund fails to distribute in a calendar year (regardless of whether it has a non-calendar taxable year) substantially all of its (i) ordinary income for such year; and (ii) capital gain net income for the year ending October 31 (or later if the Fund is permitted so to elect and so elects), plus any retained amount from the prior year, the Fund will be subject to a nondeductible 4% excise tax on the undistributed amounts. The Fund generally intends to make distributions sufficient to avoid imposition of this excise tax.



Any distributions declared by the Fund in October, November or December to shareholders of record during those months and paid during the following January are treated, for tax purposes, as if they were received by each shareholder on December 31 of the year in which they were declared. The Fund may adjust its schedule for the reinvestment of distributions for the month of December to assist in complying with the reporting and minimum distribution requirements of the Code.



The Fund does not expect to realize any significant amount of long-term capital gain. However, any distributions of long-term capital gain will be taxable to the shareholders as long-term capital gain, regardless of how long a shareholder has held the Fund's shares. If a shareholder disposes of shares at a loss before holding such shares for longer than six months, the loss will be treated as a long-term capital loss to the extent the shareholder received a capital gain dividend on the shares.


The Fund may engage in investment techniques that may alter the timing and character of its income. The Fund may be restricted in its use of these techniques by rules relating to its qualification as regulated investment companies.

The Fund will be required in certain cases to withhold and remit to the U.S. Treasury 31% of taxable dividends paid to any shareholder who (1) fails to provide a correct taxpayer identification number certified under penalty of perjury; (2) is subject to withholding by the Internal Revenue Service for failure to properly report all payments of interest or dividends; or (3) fails to provide a certified statement that he or she is not subject to "backup withholding." This "backup withholding" is not an additional tax and any amounts withheld may be credited against the shareholder's ultimate U.S.
tax liability.


As noted in the prospectus, exempt-interest dividends are excludable from a shareholder's gross income for federal income tax purposes. Exempt-interest dividends may nevertheless be subject to the federal alternative minimum tax
(AMT) imposed by Section 55 of the Code. The AMT is imposed at rates of 26% and 28%, in the case of non-corporate taxpayers, and at the rate of 20%, in the case of corporate taxpayers, to the extent it exceeds the taxpayer's federal income tax liability. The AMT may be imposed in the following two circumstances. First, exempt-interest dividends derived from certain private activity bonds issued after August 7, 1986, will generally be an item of tax preference (and therefore potentially subject to AMT) for both corporate and non-corporate taxpayers. Second, in the case of exempt-interest dividends received by corporate shareholders, all exempt-interest dividends, regardless of when the bonds from which they are derived were issued or whether they are derived from private activity bonds, will be included in the corporation's "adjusted current earnings," as defined in Section 56(g) of the Code, in calculating the corporations' alternative minimum taxable income for purposes of determining the AMT.



The foregoing discussion relates only to federal income tax law as applicable to U.S. citizens or residents. Foreign shareholders (i.e., nonresident alien individuals and foreign corporations, partnerships, trusts and estates) are generally subject to U.S. withholding tax at the rate of 30% (or a lower tax treaty rate) on distributions derived from net investment income and short-term capital gains. Distributions to foreign shareholders of long-term capital gains and any gains from the sale or other disposition of shares of the Fund are generally not subject to U.S. taxation, unless the recipient is an individual who meets the Code's definition of "resident alien." Different tax consequences may result if the foreign shareholder is engaged in a trade or business within the United States. In addition, the tax consequences to a foreign shareholder entitled to claim the benefits of a tax treaty may be different than those described above. Distributions by the Fund also may be subject to state, local and foreign taxes, and its treatment under applicable tax laws may differ from the federal income tax treatment.



The Fund will distribute all of its net investment income (including net short-term capital gain) to its shareholders. If, at the close of each quarter of its taxable year, at least 50% of the value of the Fund's assets consist of obligations the interest on which is excludable from gross income, the Fund may pay "exempt-interest dividends" to its shareholders. Those dividends constitute the portion of the aggregate dividends as designated by the Fund, equal to the excess of the excludable interest over certain amounts disallowed as deductions. Exempt-interest dividends are excludable from a shareholder's gross income for federal income tax purposes, but may have federal alternative minimum tax consequences.


Current federal law limits the types and volume of bonds qualifying for the federal income tax exemption of interest, which may have an effect on the ability of the Fund to purchase sufficient amounts of tax-exempt securities to satisfy the Code's requirements for the payment of "exempt-interest dividends."

Interest on indebtedness incurred or continued by the Shareholder in order to purchase or carry shares of the Fund is not deductible for federal income tax purposes. Furthermore, the Fund may not be an appropriate investment for persons (including corporations and other business entities) who are "substantial users" (or persons related to "substantial users") or facilities financed by industrial development private activity bonds. Such persons should consult their tax advisors before purchasing shares. A "substantial user" is defined generally to include "certain persons" who regularly use in their trade or business a part of a facilities financed from the proceeds of such bonds.


                             FLORIDA INTANGIBLE TAX



Florida does not currently impose an income tax on individuals therefore distributions made by the Fund to Florida residents will not be subject to any state income taxes. Distribution made to shareholders which are Florida corporations may be subject to Florida's corporate income tax.



Florida imposes an intangible personal property tax of 0.20% on all intangible personal property owned by Florida residents on January 1st of each year, including stocks and other securities.

Certain types of property are exempt from the intangibles tax such as, securities issued by the United States government or its agencies and obligations issued by the State of Florida or its municipalities or counties. The Florida Department of Revenue has released several Technical Assistance Advisements which state that a fund will be exempt from Florida's intangibles tax for any given year, if as of the close of business on December 31st of the previous year, the fund's portfolio consists solely of exempt securities.



Therefore, in order for the Fund and its shareholders to benefit from the exemption, the Fund will have to sell any non-exempt securities which it holds in its portfolio prior to the close of business on December 31st of each year. This may cause the Fund to liquidate certain of its investments when it would be disadvantageous to do so in order to qualify for the exemption thereby reducing the Fund's aggregate investment return.


                             SHARE PRICE CALCULATION


The Fund values its portfolio instruments at amortized cost, which means they are valued at their acquisition cost, as adjusted for amortization of premium or discount, rather than at current market value. Calculations are made to compare the value of the Fund's investments at amortized cost with market values. Market valuations are obtained by using actual quotations provided by market makers, estimates of market value or values obtained from yield data relating to classes of money market instruments published by reputable sources at the mean between the bid and asked prices for the instruments. The amortized cost method of valuation seeks to maintain a stable NAV of $1.00, even where there are fluctuations in interest rates that affect the value of portfolio instruments. Accordingly, this method of valuation can in certain circumstances lead to a dilution of a shareholder's interest. If a deviation of 1/2 of 1% or more were to occur between the NAV calculated by reference to market values and the Fund's NAV of $1.00, or if there were any other deviation that the Board of Trustees of the Trust believed would result in a material dilution to shareholders or purchasers, the Board of Trustees would promptly consider what action, if any, should be initiated.


If the Fund's NAV (computed using market values) declined, or were expected to decline, below $1.00 (computed using amortized cost), the Board of Trustees might temporarily reduce or suspend dividend payments in an effort to maintain the NAV. As a result of such reduction or suspension of dividends or other action by the Board of Trustees, an investor would receive less income during a given period than if such a reduction or suspension had not taken place. Such action could result in investors receiving no dividend for the period during which they hold their shares and receiving, upon redemption, a price per share lower than that which they paid. On the other hand, if the Fund's NAV (computed using market values) were to increase, or were anticipated to increase above $1.00 (computed using amortized cost), the Board of Trustees might supplement dividends in an effort to maintain the NAV at $1.00.

                         HOW THE FUND REPORT PERFORMANCE

The historical performance of the Fund may be shown in the form of total return, yield and effective yield. These measures of performance are described below.

                                  TOTAL RETURN

Standardized Total Return. Average annual total return for a period is determined by calculating the actual dollar amount of investment return on a $1,000 investment in the Fund made at the beginning of the period, then calculating the average annual compounded rate of return that would produce the same investment return on the $1,000 over the same period. In computing average annual total return, the Fund assumes the reinvestment of all distributions at NAV on applicable reinvestment dates.

Nonstandardized Total Return. Nonstandardized total return for the Fund differs from standardized total return in that it relates to periods other than the period for standardized total return and/or that it represents aggregate (rather than average) total return.

In addition, an after-tax total return for the Fund may be calculated by taking the Fund's standardized or non-standardized total return and subtracting applicable federal taxes from the portions of the Fund's total return attributable to capital gains distributions and ordinary income. This after-tax total return may be compared to that of other mutual funds with similar investment objectives as reported by independent sources.

The Fund may also report the percentage of the Fund's standardized or non-standardized total return that would be paid to taxes annually (at the applicable federal personal income and capital gains tax rates before redemption of Fund shares). This proportion may be compared to that of other mutual funds with similar investment objectives as reported by independent sources.


The Fund also may advertise its cumulative total return. Cumulative total return measures the change in value of an investment over a stated period of time. In computing the cumulative total return, the Fund assumes reinvestment of all distributions at NAV or at applicable reinvestment dates.


                                     YIELD



The Fund's yield refers to the net investment income generated by a hypothetical investment in the Fund over a specific seven-day period. This net investment income is then annualized, which means that the net investment income generated during the seven-day period is assumed to be generated in each {7} [seven]-day period over an annual period, and is shown as a percentage of the investment.


                                 EFFECTIVE YIELD

The Fund's effective yield is calculated similarly, but the net investment income earned by the investment is assumed to be compounded weekly when annualized. The effective yield will be slightly higher than the yield due to this compounding effect.

                              TAX-EQUIVALENT YIELD


The tax equivalent yield for the Fund is computed by dividing that portion of the Fund's yield which is tax-exempt by one minus a stated federal and/or state income tax rate and adding the product to that portion, if any, of the Fund's yield that is not tax-exempt. (Tax equivalent yields assume the payment of federal income taxes at a rate of 39.6%.)

Yields are one basis upon which investors may compare the Fund with other funds; however, yields of other funds and other investment vehicles may not be comparable because of the factors set forth above and differences in the methods used in valuing portfolio instruments.

The yield of the Fund fluctuates, and the annualization of a week's dividend is not a representation by the Trust as to what an investment in the Fund will actually yield in the future. Actual yields will depend on such variables as asset quality, average asset maturity, the type of instruments the Fund invests in, changes in interest rates on money market instruments, changes in the expenses of the Fund and other factors.

                               GENERAL INFORMATION

The Trust is an open-end investment management company organized as a Massachusetts business trust on October 20, 1989. Currently, there are thirteen funds of the Trust: Schwab Money Market Fund, Schwab Government Money Fund, Schwab Municipal Money Fund, Schwab U.S. Treasury Money Fund, Schwab Value Advantage Money Fund, Schwab Institutional Advantage Money Fund, Schwab Retirement Money Fund, Schwab New York Municipal Money Fund, and Schwab California Municipal Money Fund, Schwab Government Cash Reserves, Schwab New Jersey Municipal Money Fund, Schwab Pennsylvania Municipal Money Fund and Schwab Florida Municipal Money Fund. The Declaration of Trust permits the Trustees to create additional funds. There is a remote possibility that one fund might become liable for a misstatement in the prospectus or SAI about another fund. The Trust generally is not required to hold shareholder meetings. However, as provided in its Agreement and Declaration of Trust and Bylaws, shareholder meetings will be held in connection with the following matters: (1) election or removal of Trustees, if a meeting is requested in writing by a shareholder or shareholders who beneficially own(s) 10% or more of the Trust's shares; (2) adoption of any contract for which shareholder approval is required by the 1940 Act; (3) any termination of the Trust to the extent and as provided in the Declaration of Trust; (4) any amendment of the Declaration of Trust (other than amendments changing the name of the Trust or any of its investment portfolios, supplying any omission, curing any ambiguity or curing, correcting or supplementing any defective or inconsistent provision thereof); (5) determination of whether a court action, proceeding or claim should or should not be brought or maintained derivatively or as a class action on behalf of the Trust or the shareholders, to the same extent as the stockholders of a Massachusetts business corporation; and (6) such additional matters as may be required by law, the Declaration of Trust, the Bylaws or any registration of the Trust with the SEC or any state or as the Board of Trustees may consider desirable. The shareholders also would vote upon changes to the Fund's fundamental investment objective, policies or restrictions.

Each Trustee serves until the next meeting of shareholders, if any, called for the purpose of electing Trustees and until the election and qualification of his or her successor or until death, resignation, retirement or removal by a majority vote of the shares entitled to vote (as described below) or of a majority of the Trustees. In accordance with the 1940 Act, (i) the Trust will hold a shareholder meeting for the election of Trustees when less than a majority of the Trustees have been elected by shareholders and (ii) if, as a result of a vacancy in the Board of Trustees, less than two-thirds of the Trustees have been elected by the shareholders, that vacancy will be filled by a vote of the shareholders.

Upon the written request of ten or more shareholders who have been such for at least six months and who hold shares constituting at least 1% of the Trust's outstanding shares, stating that they wish to communicate with the other shareholders for the purpose of obtaining signatures necessary to demand a meeting to consider removal of one or more Trustees, the Trust has undertaken to disseminate appropriate materials at the expense of the requesting shareholders.

The Bylaws provide that a majority of shares entitled to vote shall be a quorum for the transaction of business at a shareholders' meeting, except that where any provision of law, of the Declaration of Trust or of the Bylaws permits or requires that (i) holders of any series shall vote as a series, then a majority of the aggregate number of shares of that series entitled to vote shall be necessary to constitute a quorum for the transaction of business by that series, or (ii) holders of any class shall vote as a class, then a majority of the aggregate number of shares of that class entitled to vote shall be necessary to constitute a quorum for the transaction of business by that class. Any lesser number shall be sufficient for adjournments. Any adjourned session or sessions may be held, within a reasonable time after the date set for the original meeting, without the necessity of further notice. The Declaration of Trust specifically authorizes the Board of Trustees to terminate the Trust (or any of its investment portfolios) by notice to the shareholders without shareholder approval.

Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for the Trust's obligations. The Declaration of Trust, however, disclaims shareholder liability for the Trust's acts or obligations and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. In addition, the Declaration of Trust provides for indemnification out of the property of an investment portfolio in which a shareholder owns or owned shares for all losses and expenses of such shareholder or former shareholder if he or she is held personally liable for the obligations of the Trust solely by reason of being or having been a shareholder. Moreover, the Trust will be covered by insurance which the Trustees consider adequate to cover foreseeable tort claims. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote, because it is limited to circumstances in which a disclaimer is inoperative and the Trust itself is unable to meet its obligations.

For further information, please refer to the registration statement and exhibits for the Trust on file with the SEC in Washington, D.C. and available upon payment of a copying fee. The statements in the Prospectus and this Statement of Additional Information concerning the contents of contracts or other documents, copies of which are filed as exhibits to the registration statement, are qualified by reference to such contracts or documents.

                         PRINCIPAL HOLDERS OF SECURITIES


As of February 1, 1998, no person owns of record directly or beneficially 5% of the Fund's shares.



In addition, as of February 1, 1998, the officers and Trustees of the Trust, as a group, owned less than 1% of the Fund's outstanding voting securities.


                        PURCHASE AND REDEMPTION OF SHARES

The Trust has made an election with the SEC to pay in cash all redemptions requested by any shareholder of record limited in amount during any 90-day period to the lesser of $250,000 or 1% of its net assets at the beginning of such period. This election is irrevocable without the SEC's prior approval. Redemption requests in excess of the stated limits may be paid, in whole or in part, in investment securities or in cash, as the Trust's Board of Trustees may deem advisable; however, payment will be made wholly in cash unless the Board of Trustees believes that economic or market conditions exist that would make such a practice detrimental to the best interests of a Fund. If redemption proceeds are paid in investment securities, such securities will be valued as set forth in "Share Price Calculation" and a redeeming shareholder would normally incur brokerage expenses if he or she converted the securities to cash.

                                OTHER INFORMATION

The Prospectus and SAI do not contain all the information included in the Registration Statement filed with the SEC under the Securities Act of 1933, as amended, with respect to the securities offered by the Prospectus. Certain portions of the Registration Statement have been omitted from the Prospectus and the SAI pursuant to the rules and regulations of the SEC. The Registration Statement including the exhibits filed therewith may be examined at the office of the SEC in Washington, D.C.

Statements contained in the Prospectus or SAI as to the contents of any contract or other document referred to are not necessarily complete, and in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which the Prospectus and SAI form a part, each such statement being qualified in all respects by such reference.

THIS SAI DOES NOT CONSTITUTE AN OFFERING BY THE TRUST, ANY SERIES THEREOF, OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT BE LAWFULLY MADE.

                   APPENDIX - RATINGS OF INVESTMENT SECURITIES



                                COMMERCIAL PAPER
                            MOODY'S INVESTORS SERVICE



   Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers (or related supporting institutions) of commercial paper with this rating are considered to have a superior ability to repay short-term promissory obligations. Issuers (or related supporting institutions) of securities rated Prime-2 are viewed as having a strong capacity to repay short-term promissory obligations. This capacity will normally be evidenced by many of the characteristics of issuers whose commercial paper is rated Prime-1 but to a lesser degree.



                          STANDARD & POOR'S CORPORATION



   An S&P A-1 commercial paper rating indicates a strong degree of safety regarding timely payment of principal and interest. Issues determined to possess overwhelming safety characteristics are denoted A-1+. Capacity for timely payment on commercial paper rated A-2 is satisfactory, but the relative degree of safety is not as high as for issues designated A-1.



                         DUFF & PHELPS CREDIT RATING CO.



   Duff-1 is the highest commercial paper rating assigned by Duff & Phelps Credit Rating Co. ("Duff"). Three gradations exist within this rating category: a Duff-1+ rating indicates the highest certainty of timely payment (issuer short-term liquidity is found to be outstanding and safety is deemed to be just below that of risk-free short-term U.S. Treasury obligations), a Duff-1 rating signifies a very high certainty of timely payment (issuer liquidity is determined to be excellent and risk factors are considered minor) and a Duff-1 rating denotes high certainty of timely payment (issuer liquidity factors are strong and risk is very small). A Duff-2 rating indicates a good certainty of timely payment; liquidity factors and company fundamentals are sound and risk factors are small.



                          FITCH INVESTORS SERVICE, INC.



   F-1+ is the highest category, and indicates the strongest degree of assurance for timely payment. Issues rated F-1 reflect an assurance of timely payment only slightly less than issues rated F-1+. Issues assigned an F-2 rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues in the first two rating categories.

            SHORT-TERM NOTES AND VARIABLE RATE DEMAND OBLIGATIONS
                            MOODY'S INVESTORS SERVICE



   Short-term notes/variable rate demand obligations bearing the designations MIG-1/VMIG-1 are considered to be of the best quality, enjoying strong protection from established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing. Obligations rated MIG-2/VMIG-2 are of high quality and enjoy ample margins of protection although not as large as those of the top rated securities.



                          STANDARD & POOR'S CORPORATION



   An S&P SP-1 rating indicates that the subject securities' issuer has a very strong capacity to pay principal and interest. Issues determined to possess very strong safety characteristics are given a plus (+) designation. S&P's determination that an issuer has a satisfactory capacity to pay principal and interest is denoted by an SP-2 rating.



                                      IBCA



   Obligations supported by the highest capacity for timely repayment are rated A1+. An A1 rating indicates that the obligation is supported by a very strong capacity for timely by a good capacity for timely repayment, although adverse changes in business, economic, or financial conditions may affect this capacity.



                                      BONDS
                            MOODY'S INVESTORS SERVICE



   Moody's rates the bonds it judges to be of the best quality as Aaa. These bonds carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or extraordinarily stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of these issues. Bonds carrying an Aa designation are deemed to be of high quality by all standards. Together with Aaa rated bonds, they comprise what are generally known as high grade bonds. Aa bonds are rated lower than the best bonds because they may enjoy relatively lower margins of protection, fluctuations of protective elements may be of greater amplitude or there may be other factors present which make them appear to be subject to somewhat greater long-term risks.



                          STANDARD & POOR'S CORPORATION



   AAA is the highest rating assigned by S&P to a bond and indicates the issuer's extremely strong capacity to pay interest and repay principal. An AA rating denotes a bond whose issuer has a very strong capacity to pay interest and repay principal and differs from an AAA rating only in small degree.

                         DUFF & PHELPS CREDIT RATING CO.



   Duff confers an AAA designation to bonds of issuers with the highest credit quality. The risk factors associated with these bonds are negligible, being only slightly more than for risk-free U.S. Treasury debt. AA rated bonds are of high credit quality and have strong protection factors. The risks associated with them are modest but may vary slightly from time to time because of economic conditions.




                 COMMERCIAL PAPER, SHORT-TERM OBLIGATIONS AND
                       DEPOSIT OBLIGATIONS ISSUED BY BANKS
                             THOMSON BANKWATCH (TBW)



   TBW-1 is the highest category and indicates the degree of safety regarding timely repayment of principal and interest is very high. TBW-2 is the second highest category and while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated TBW-1.

                                     PART C
                                OTHER INFORMATION


                                February 16, 1998


                       THE CHARLES SCHWAB FAMILY OF FUNDS

Item 24. Financial Statements and Exhibits.

        (a)      Financial Statements:

        (1) Financial statements and financial highlights included in the Annual Report for Schwab Money Market Fund, Schwab Government Money Fund and Schwab U.S. Treasury Fund for the fiscal year ended December 31, 1996, are incorporated by reference into the SAI, were filed on March 6, 1997, pursuant to Rule 30d-1 under the Investment Company Act of 1940 ("1940 Act"), and are incorporated herein by reference.

        (2) Financial statements and financial highlights included in the Annual Report for Schwab Municipal Money Fund - Value Advantage Shares, Schwab California Municipal Money Fund - Value Advantage Shares and Schwab New York Municipal Money Fund - Value Advantage Shares for the fiscal year ended December 31, 1996, are incorporated by reference into the SAI, were filed on March 6, 1997, pursuant to Rule 30d-1 under the 1940 Act, and are incorporated herein by reference.

        (3) Financial statements and financial highlights included in the Annual Report for Schwab New York Municipal Money Fund - Sweep Shares for the fiscal year ended December 31, 1996, are incorporated by reference into the SAI, were filed on March 6, 1997, pursuant to Rule 30d-1 under the 1940 Act, and are incorporated herein by reference.

        (4) Financial statements and financial highlights included in the Annual Report for Schwab California Municipal Money Fund - Sweep Shares for the fiscal year ended December 31, 1996, are incorporated by reference into the SAI, were filed on March 6, 1997, pursuant to Rule 30d-1 under the 1940 Act, and are incorporated herein by reference.

        (5) Financial statements and financial highlights included in the Annual Report for Schwab Municipal Money Fund - Sweep Shares for the fiscal year ended December 31, 1996, are incorporated by reference into the SAI, were filed on March 6, 1997, pursuant to Rule 30d-1 under the 1940 Act, and are incorporated herein by reference.

        (6) Financial statements and financial highlights included in the Annual Report for Schwab Value Advantage Money Fund - Investor Shares (formerly known as Schwab Value Advantage Money Fund) for the fiscal year ended December 31, 1996, are incorporated by reference into the SAI, were filed on March 6, 1997, pursuant to Rule 30d-1 under the 1940 Act, and are incorporated herein by reference.

        (7) Financial statements and financial highlights included in the Annual Report for Schwab Retirement Money Fund for the fiscal year ended December 31, 1996, are incorporated by reference into the SAI, were filed on March 6, 1997, pursuant to Rule 30d-1 under the 1940 Act, and are incorporated herein by reference.

        (8) Financial statements and financial highlights included in the Annual Report for Schwab Institutional Advantage Money Fund for the fiscal year ended December 31, 1996, are incorporated by reference into the SAI, were filed on March 6, 1997, pursuant to Rule 30d-1 under the 1940 Act, and are incorporated herein by reference.

(b)      Exhibits:



     (1) Amended and Restated Agreement and Declaration of Trust to Registrant's Registration Statement on Form N-1A, dated May 9, 1995, is electronically file herein as Exhibit (1).



     (2) Amended and Restated By-Laws are incorporated by reference to Exhibit (2) to Post-Effective Amendment No. 23 to Registrant's Registration Statement on Form N-1A, electronically filed on March 29, 1996.


     (3)      Inapplicable.


     (4)      (a) Article III, Sections 4 and 5; Article IV, Section 1; Article
                  V; Article VI, Section 2; Article VIII, Section 4; and Article IX, Sections 1, 4 and 7 of the Agreement and Declaration of Trust are incorporated by reference to Exhibit (1) above.



              (b) Article 9 and Article 11 of the By-Laws are incorporated by reference to Exhibit (2) above.


     (5)      (a) Investment Advisory and Administration Agreement between
                  Registrant and Charles Schwab Investment Management, Inc. (the "Investment Manager") with respect to Schwab Money Market Fund, Schwab Government Money Fund and Schwab Municipal Money Fund, dated May 1, 1997, was electronically filed and is incorporated herein by reference to Exhibit 5(a) to Post-Effective Amendment No. 29.


              (b) Schedule A to the Investment Advisory and Administration
                  Agreement between Registrant and Charles Schwab Investment Management, Inc. (the "Investment Manager") with respect to Schwab Money Market Fund, Schwab Government Money Fund and Schwab Municipal Money Fund was electronically filed and is incorporated herein by reference to Exhibit 5(b) to Post-Effective Amendment No. 27.

              (c) Schedule B to the Investment Advisory and Administration
                  Agreement between Registrant and Charles Schwab Investment Management, Inc. (the "Investment Manager") with respect to Schwab Money Market Fund, Schwab Government Money Fund and Schwab Municipal Money Fund was electronically filed and is incorporated herein by reference to Exhibit 5(c) to Post-Effective Amendment No. 27.



              (d) Investment Advisory and Administration Agreement between
                  Registrant and the Investment Manager, dated June 15, 1994, was electronically filed and is incorporated herein by reference to Exhibit (5)(d) to Post-Effective Amendment No. 27.



              (e) Form of Schedule A to the Investment Advisory and
                  Administration Agreement between Registrant and the Investment Manager with respect to Schwab California Municipal Money Fund, Schwab U.S. Treasury Money Fund, Schwab Value Advantage Money Fund, Schwab Institutional Advantage Money Fund(R), Schwab Retirement Money Fund(R), Schwab New York Municipal Money Fund, Schwab Government Cash Reserves Fund, Schwab New Jersey Municipal Money Fund, Schwab Pennsylvania Municipal Money Fund and Schwab Florida Municipal Money Fund, dated June 15, 1994, is electronically filed as Exhibit (5)(e).



              (f) Schedule A to the Investment Advisory and Administration
                  Agreement between Registrant and the Investment Manager with respect to Schwab California Municipal Money Fund, Schwab U.S. Treasury Money Fund, Schwab Value Advantage Money Fund, Schwab Institutional Advantage Money Fund(R), Schwab Retirement Money Fund(R), Schwab New York Municipal Money Fund, Schwab Government Cash Reserves Fund, Schwab New Jersey Municipal Money Fund, and Schwab Pennsylvania Municipal Money Fund, dated June 15, 1994, is electronically filed herein as Exhibit
                  (5)(f).



              (g) Schedule B to the Investment Advisory and Administration
                  Agreement between Registrant and the Investment Manager, dated June 15, 1994, was electronically filed and is incorporated herein by reference to Exhibit (5)(f) to Post-Effective Amendment No. 27.

              (h) Schedule C to the Investment Advisory and Administration
                  Agreement between Registrant and the Investment Manager with respect to Schwab California Municipal Money Fund, Schwab U.S. Treasury Money Fund, Schwab Value Advantage Money Fund, Schwab Institutional Advantage Money Fund(R), Schwab Retirement Money Fund(R), Schwab New York Municipal Money Fund, Schwab Government Cash Reserves Fund, Schwab New Jersey Municipal Money Fund and Schwab Pennsylvania Municipal Money Fund, dated June 15, 1994, was electronically filed and is incorporated herein by reference to Exhibit (5)(g) to Post-Effective Amendment No. 27.



              (i) Schedule D to the Investment Advisory and Administration
                  Agreement between Registrant and the Investment Manager with respect to Schwab California Municipal Money Fund, Schwab U.S. Treasury Money Fund, Schwab Value Advantage Money Fund, Schwab Institutional Advantage Money Fund(R), Schwab Retirement Money Fund(R), Schwab New York Municipal Money Fund, Schwab Government Cash Reserves Fund, Schwab New Jersey Municipal Money Fund, and Schwab Pennsylvania Municipal Money Fund, dated June 15, 1994, is electronically filed herein as Exhibit
                  (5)(h).



              (j) Form of Schedule D to the Investment Advisory and
                  Administration Agreement between Registrant and the Investment Manager with respect to Schwab California Municipal Money Fund, Schwab U.S. Treasury Money Fund, Schwab Value Advantage Money Fund, Schwab Institutional Advantage Money Fund(R), Schwab Retirement Money Fund(R), Schwab New York Municipal Money Fund, Schwab Government Cash Reserves Fund, Schwab New Jersey Municipal Money Fund, Schwab Pennsylvania Municipal Money Fund and Schwab Florida Municipal Money Fund, dated June 15, 1994, is electronically filed herein as Exhibit (5)(h).



     (6)      (a) Distribution Agreement between Registrant and Charles Schwab &
                  Co., Inc. ("Schwab"), dated June 15, 1994, to Registrant's Registration Statement on Form N-1A, is electronically filed herein as Exhibit (6)(a).



              (b) Form of Schedule A to the Distribution Agreement between
                  Registrant and Schwab referred to at Exhibit (6)(a) above is electronically filed herein as Exhibit (6)(b).

              (c) Schedule A to the Distribution Agreement between Registrant and Schwab referred to at Exhibit (6)(a) above is electronically filed herein as Exhibit (6)(c).


     (7)          Inapplicable.


     (8)      (a) Accounting Services Agreement between Registrant and PFPC Inc.
                  (formerly, Provident Financial Processing Corporation) dated April 8, 1991 to Registrant's Registration Statement on Form N-1A, is electronically filed herein as Exhibit (8)(a).



              (b) Form of Schedule B to the Accounting Services Agreement
                  referred to at Exhibit (8)(a) above is electronically filed herein as Exhibit (8)(b).



              (c) Form of Amended Schedule B to the Accounting Services
                  Agreement referred to at Exhibit (8)(a) above is electronically filed herein as Exhibit (8)(c).



              (d) Amendment Nos. 1 and 2 to the Accounting Services Agreement
                  referred to at Exhibit (8)(a) above are electronically filed herein as Exhibit (8)(d).



              (e) Amended and Restated Transfer Agency Agreement and Schedule B
                  between Registrant and Schwab dated June 5, 1995 to Registrant's Registration Statement on Form N-1A, is electronically filed herein as Exhibit (8)(e).



              (f) Form of Schedule A and Form of Schedule C to the Amended and
                  Restated Transfer Agency Agreement referred to at Exhibit
                  (8)(d)(8)(e) above are electronically filed herein as Exhibit
                  (8)(f).



              (g) Schedule A and Schedule C to the Amended and Restated Transfer
                  Agency Agreement referred to at Exhibit (8)(e) above are electronically filed herein as Exhibit (8)(g).



              (h) Shareholder Service Agreement between Registrant and Schwab dated May 1, 1993 to Registrant's Registration Statement on Form N-1A, is electronically filed herein as Exhibit (8)(h).

              (i) Schedules A, B, and C to the Shareholder Service Agreement
                  between Registrant and Schwab referred to at Exhibit(8)(h) above to Registrant's Registration Statement on Form N-1A, are electronically filed herein as Exhibit (8)(i).



              (j) Form of Schedules A and C to the Shareholder Service Agreement
                  referred to at Exhibit (8)(h) above is electronically filed herein as Exhibit (8)(j).



              (k) Custodian Services Agreement between Registrant and PNC Bank,
                  N.A. (formerly, Provident National Bank) dated April 8, 1991 to Registrant's Registration Statement on Form N-1A, is electronically filed herein as Exhibit (8)(k).



              (l) Form of A to the Custodian Services Agreement referred to at
                  Exhibit (8)(k) above is electronically filed herein as Exhibit
                  (8)(l).



              (m) Form of Schedule A to the Custodian Services Agreement
                  referred to at Exhibit (8)(k) above is electronically filed herein as Exhibit (8)(m).



              (n) Amendment Nos. 1 and 2 to the Custodian Services Agreement
                  referred to at Exhibit (8)(k) above are electronically filed herein as Exhibit (8)(n).


         (9)      Inapplicable.


         (10) (a) Inapplicable.



              (b) Opinion of Ropes & Gray as to legality of the securities being registered is electronically filed herein as Exhibit (10)(b).


         (11) (a) Inapplicable.

              (b) Inapplicable.

         (12)     Inapplicable.

     (13)     (a) Purchase Agreement between Registrant and Schwab relating to the Schwab U.S. Treasury Money Fund to Registrant's Registration Statement on Form N-1A, is electronically filed herein as Exhibit (13)(a).



              (b) Purchase Agreement between Registrant and Schwab relating to the Schwab Value Advantage Money Fund to Registrant's Registration Statement on Form N-1A, is electronically filed herein as Exhibit (13)(b).



              (c) Purchase Agreement between Registrant and Schwab relating to the Schwab Retirement Money Fund(R) and the Schwab Institutional Advantage Money Fund(R) to Registrant's Registration Statement on Form N-1A, is electronically filed herein as Exhibit (13)(c).



              (d) Purchase Agreement between Registrant and Schwab relating to the Schwab New York Municipal Money Fund to Registrant's Registration Statement on Form N-1A, is electronically filed herein as Exhibit (13)(d).



              (e) Purchase Agreement between Registrant and Schwab relating to the Schwab Municipal Money Fund-Value Advantage Shares to Registrant's Registration Statement on Form N-1A, is electronically filed herein as Exhibit (13)(e).



              (f) Purchase Agreement between Registrant and Schwab relating to the Schwab California Municipal Money Fund-Value Advantage Shares to Registrant's Registration Statement on Form N-1A, is electronically filed herein as Exhibit (13)(f).



              (g) Purchase Agreement between Registrant and Schwab relating to the Schwab New York Municipal Money Fund-Value Advantage Shares to Registrant's Registration Statement on Form N-1A, is electronically filed herein as Exhibit (13)(g).



              (h) Form of Purchase Agreement between Registrant and Schwab relating to the Schwab Government Cash Reserves Fund is incorporated herein by reference as Exhibit (13)(h) to Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A, electronically filed on August 6, 1997.

              (i) Purchase Agreement between Registrant and Schwab relating to the Schwab New Jersey Municipal Money Fund is electronically filed herein as Exhibit (13)(i) Post-Effective.



              (j) Purchase Agreement between Registrant and Schwab relating to the Schwab Pennsylvania Municipal Money Fund is electronically filed herein as Exhibit (13)(j).



              (k) Form of Purchase Agreement between Registrant and Schwab relating to the Schwab Florida Municipal Money Fund was electronically filed and is incorporated by reference as Exhibit (13)(k) to Post-Effective Amendment No. 31 to Registrant's Registration Statement on form N-1A, filed on December 3, 1997.


     (14)     (a) Model Charles Schwab & Co., Inc. Individual Retirement Plan is
                  incorporated by reference to Exhibit (14)(a) to Post-Effective Amendment No. 14 to Registrant's Registration Statement on Form N-1A, filed on August 25, 1995.


     (14)     (b) Model Charles Schwab & Co., Inc. KEOGH Plan is incorporated by reference to Exhibit (14)(b) to Post-Effective Amendment No. 14 to Registrant's Registration Statement on Form N-1A, filed on August 25, 1995.


     (15)         Inapplicable.

     (16)     (a) Performance Calculations for Schwab Money Market Fund, Schwab
                  Government Money Fund, Schwab Municipal Money Fund, Schwab California Municipal Money Fund and Schwab U.S. Treasury Money Fund are incorporated by reference to Exhibit (16) to Post-Effective Amendment No. 6 to Registrant's Registration Statement on Form N-1A, filed on March 3, 1992.

              (b) Performance Calculations for Schwab Value Advantage Money Fund
                  are incorporated by reference to Exhibit (16) to Post-Effective Amendment No. 7 to Registrant's Registration Statement on Form N-1A, filed on August 7, 1992.

              (c) Performance Calculations for Schwab Institutional Advantage
                  Money Fund(R) and Schwab Retirement Money Fund(R) are incorporated by reference to Exhibit (16) to Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A, filed on April 6, 1995.

              (d) Performance Calculations for Schwab New York Municipal Money
                  Fund-Sweep Shares are incorporated by reference to Exhibit
                  (16)(d) to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A, filed on August 25, 1995.


     (17)     (a) Financial Data Schedule for Schwab Money Market Fund is
                  electronically filed herein as Exhibit (17)(a).



              (b) Financial Data Schedule for Schwab Government Money Fund is
                  electronically filed herein as Exhibit (17)(b).



              (c) Financial Data Schedule for Schwab Municipal Money Fund-Sweep
                  Shares is electronically filed herein as Exhibit (17)(c).



              (d) Financial Data Schedule for Schwab Municipal Money Fund-Value
                  Advantage Shares is electronically filed herein as Exhibit
                  (17)(d).



              (e) Financial Data Schedule for Schwab California Municipal Money
                  Fund-Sweep Shares is electronically filed herein as Exhibit
                  (17)(e).



              (f) Financial Data Schedule for Schwab California Municipal Money
                  Fund-Value Advantage Shares is electronically filed herein as Exhibit (17)(f).



              (g) Financial Data Schedule for Schwab U.S. Treasury Money Fund is
                  electronically filed herein as Exhibit (17)(g).



              (h) Financial Data Schedule for Schwab Value Advantage Money
                  Fund-Investor Shares is electronically filed herein as Exhibit
                  (17)(h).



              (i) Financial Data Schedule for Schwab Institutional Advantage
                  Money Fund(R) is electronically filed herein as Exhibit
                  (17)(i).

              (j) Financial Data Schedule for Schwab Retirement Money Fund(R) is
                  electronically filed herein as Exhibit (17)(j).



              (k) Financial Data Schedule for Schwab New York Municipal Money
                  Fund-Sweep Shares is electronically filed herein as Exhibit
                  (17)(k).



              (l) Financial Data Schedule for Schwab New York Municipal Money
                  Fund-Value Advantage Shares is electronically filed herein as Exhibit (17)(l).


         (18) Form of Amended and Restated Multiple Class Plan of Registrant is incorporated by reference to Exhibit (18) to Post-Effective Amendment No. 25 to Registrant's Registration Statement on Form N-1A, filed on February 21, 1997.

Item 25.         Persons Controlled by or under Common Control with Registrant.



Schwab Investments, Schwab Capital Trust, and Schwab Annuity Portfolios each are Massachusetts business trusts registered under the Investment Company Act of 1940, as amended (the "1940 Act"); are advised by the Investment Manager; and employ Schwab as their principal underwriter, transfer agent and shareholder services agent. As a result, Schwab Investments, Schwab Capital Trust, and Schwab Annuity Portfolios may be deemed to be under common control with Registrant.


Item 26. Number of Holders of Securities.


As of January 1, 1998, the number of record holders of shares of beneficial interest for the series of Registrant was:



Title of Class                                                     Number of Record Holders
--------------                                                     ------------------------
Schwab Money Market Fund                                           1 (for the benefit of 2,194,337)
Schwab Government Money Fund                                       1 (for the benefit of 127,095)
Schwab U.S. Treasury Money Fund                                    1 (for the benefit of 67,874)
Schwab Municipal Money Fund-Sweep Shares                           1 (for the benefit of 148,156)
Schwab Municipal Money Fund-Value Advantage Shares                 1 (for the benefit of 4,587)
Schwab California Municipal Money Fund-Sweep Shares                1 (for the benefit of 59,437)
Schwab California Municipal Money Fund-Value Advantage Shares      1 (for the benefit of 3,763)
Schwab Value Advantage Money Fund-Investor Shares                  1 (for the benefit of 124,205)
Schwab Retirement Money Fund(R)                                    1 (for the benefit of 1,008)
Schwab Value Advantage Money Fund-Sweep Shares                     0 (for the benefit of        )
Schwab Institutional Advantage Money Fund(R)                       1 (for the benefit of 496)
Schwab New York Municipal Money Fund-Sweep Shares                  1 (for the benefit of 12,966)
Schwab New York Municipal Money Fund-Value Advantage Shares        1 (for the benefit of 746)
Schwab Government Cash Reserves Fund                               0 (for the benefit of        )
Schwab New Jersey Municipal Money Fund                             0 (for the benefit of        )
Schwab Pennsylvania Municipal Money Fund                           0 (for the benefit of        )
Schwab Florida Municipal Money Fund                                0 (for the benefit of        )


Item 27. Indemnification.

Article VIII of Registrant's Amended and Restated Agreement and Declaration of Trust (Exhibit (1) hereto, which is incorporated herein by reference) provides in effect that Registrant will indemnify its officers and trustees against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise, or as fines and penalties, and counsel fees reasonably incurred by any such officer or trustee in connection with the defense or disposition of any action, suit, or other proceeding. However, in accordance with Section 17(h) and 17(i) of the 1940 Act and its own terms, said Agreement and Declaration of Trust does not protect any person against any liability to Registrant or its shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. In any event, Registrant will comply with 1940 Act Releases Nos. 7221 and 11330 respecting the permissible boundaries of indemnification by an investment company of its officers and trustees.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 28. Business and Other Connections of Investment Manager.

(a) Information pertaining to business and other connections of Registrant's Investment Manager is hereby incorporated by reference to the section of the Prospectuses for Schwab Money Market Fund, Schwab Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Municipal Money Fund-Sweep Shares, Schwab California Municipal Money Fund-Sweep Shares, Schwab New York Municipal Money Fund-Sweep Shares, Schwab Institutional Advantage Money Fund(R) and Schwab Retirement Money Fund(R) captioned "Management of the Fund(s);" the section of the Prospectuses for Schwab Value Advantage Money Fund, Schwab Municipal Money Fund-Value Advantage Shares, Schwab California Municipal Money Fund-Value Advantage Shares and Schwab New York Municipal Money Fund-Value Advantage Shares captioned "Organization and Management of the Fund(s);" and the section of the Statements of Additional Information captioned "Management of the Trust."

Registrant's Investment Manager, Charles Schwab Investment Management, Inc., a Delaware corporation, organized in October 1989 to serve as Investment Manager to Registrant, also serves as the Investment Manager to Schwab Investments, Schwab Capital Trust, and Schwab Annuity Portfolios, each an open-end, management investment company. The principal place of business of the Investment Manager is 101 Montgomery Street, San Francisco, California 94104. The only business in which the Investment Manager engages is that of investment manager and administrator to Registrant, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and any other investment companies that Schwab may sponsor in the future.

(b) The business, profession, vocation or employment of a substantial nature in which each director and/or executive officer of Schwab and/or the Investment Manager is or has been engaged during the past two fiscal years for his or her own account in the capacity of director, officer, employee, partner or trustee is as follows:

Name and Position
 with Registrant               Name of Company                                    Capacity
 ---------------               ---------------                                    --------
Karen W. Chang                 Charles Schwab & Co., Inc.                         Enterprise President

John P. Coghlan                Charles Schwab & Co., Inc.                         Enterprise President

                               The Charles Schwab Corporation                     Executive Vice President

                               The Charles Schwab Trust Company                   President, Chief Executive
                                                                                  Officer and Director

                               Schwab Retirement Plan Services, Inc.              Director

Frances Cole,                  Charles Schwab Investment Management, Inc.         Senior Vice President, Chief
Secretary                                                                         Counsel, Chief Compliance Officer
                                                                                  and Assistant Corporate Secretary

Linnet F. Deily                Charles Schwab & Co., Inc.                         Enterprise President

Christopher V. Dodds           Charles Schwab & Co., Inc.                         Controller and Senior Vice
                                                                                  President

                               The Charles Schwab Corporation                     Treasurer and Senior Vice
                                                                                  President

                               Mayer & Schweitzer, Inc.                           Treasurer

Carrie Dwyer                   Charles Schwab & Co., Inc.                         Executive Vice President

Wayne W. Fieldsa               Charles Schwab & Co., Inc.                         Executive Vice President

Lon Gorman                     Charles Schwab & Co., Inc.                         Enterprise President

James M. Hackley               Charles Schwab & Co., Inc.                         Executive Vice President

Cynthia K. Holbrook            The Charles Schwab Corporation                     Assistant Corporate Secretary

                               Charles Schwab  & Co., Inc.                        Assistant Corporate Secretary

                               Charles Schwab Investment Management, Inc.         Corporate Secretary

Name and Position
 with Registrant               Name of Company                                    Capacity
 ---------------               ---------------                                    --------
                               The Charles Schwab Trust Company                   Assistant Corporate Secretary

                               Mayer & Schweitzer                                 Secretary

Colleen M. Hummer              Charles Schwab & Co., Inc.                         Senior Vice President

William J. Klipp,              Charles Schwab & Co., Inc.                         Executive Vice President
Trustee, Executive Vice
President and Chief
Operating Officer

                               Charles Schwab Investment Management, Inc.         President and Chief Operating
                                                                                  Officer

Daniel O. Leemon               The Charles Schwab Corporation                     Executive Vice President

                               Charles Schwab & Co., Inc.                         Executive Vice President and
                                                                                  Chief Strategy Officer

Dawn G. Lepore                 Charles Schwab & Co., Inc.                         Executive Vice President and
                                                                                  Chief Information Officer

                               The Charles Schwab Corporation                     Executive Vice President and
                                                                                  Chief Information Officer

David H. Lui,                  Charles Schwab Investment Management, Inc.         Vice President and Senior Counsel
Assistant Secretary

Susanne D. Lyons               Charles Schwab & Co., Inc.                         Enterprise President

Amy L. Mauk                    Charles Schwab Investment Management, Inc.         Corporate Counsel
Assistant Secretary

Timothy F. McCarthy            Charles Schwab & Co., Inc.                         President and Chief Operating
                                                                                  Officer

                               The Charles Schwab Corporation                     Executive Vice President

                               Jardine Fleming Unit Trusts Ltd.                   Chief Executive Officer until

Name and Position
 with Registrant               Name of Company                                    Capacity
 ---------------               ---------------                                    --------
                                                                                  October 1995
                               Fidelity Investment Advisor Group                  President until 1994

                               Mayer & Schweitzer, Inc.                           Director

Peter J. McIntosh              Charles Schwab & Co., Inc.                         Executive Vice President

Matthew M. O'Toole,            Charles Schwab Investment Management, Inc.         Corporate Counsel
Assistant Secretary

David S. Pottruck              Charles Schwab & Co., Inc.                         Chief Executive Officer and
                                                                                  Director

                               The Charles Schwab Corporation                     President, Co-Chief Executive
                                                                                  Officer, Chief Operating Officer
                                                                                  and Director

                               Schwab Holdings, Inc.                              Director

                               Schwab Retirement Plan Services, Inc.              Director

                               Charles Schwab Limited                             Director

                               Charles Schwab Investment Management, Inc.         Director

                               Mayer & Schweitzer, Inc.                           Director

                               Performance Technologies, Inc.                     Director

                               Schwab (SIS) Holdings, Inc. I                      President, Chief Operating
                                                                                  Officer and Director

                               Schwab International Holdings, Inc.                President, Chief Operating
                                                                                  Officer and Director

Ronald W. Readmond             Charles Schwab & Co., Inc.                         Vice Chairman and Director until
                                                                                  January 1996; Senior Executive
                                                                                  Vice President and Chief
                                                                                  Operating Officer until January
                                                                                  1995

Name and Position
 with Registrant               Name of Company                                    Capacity
 ---------------               ---------------                                    --------
                               The Charles Schwab Corporation                     Executive Vice President until
                                                                                  January 1996; Senior Executive
                                                                                  Vice President until January 1995

                               Mayer & Schweitzer, Inc.                           Director until January 1996

Gideon Sasson                  Charles Schwab & Co., Inc.                         Enterprise President

Beth Sawi                      The Charles Schwab Corporation                     Executive Vice President

                               Charles Schwab & Co., Inc.                         Executive Vice President until
                                                                                  December 1997

Steven L. Scheid               Charles Schwab & Co., Inc.                         Executive Vice President, Chief
                                                                                  Financial Officer and Director

                               The Charles Schwab Corporation                     Executive Vice President and
                                                                                  Chief Financial Officer

                               Schwab Holdings, Inc.                              Executive Vice President, Chief
                                                                                  Financial Officer and Director

                               Charles Schwab Investment Management, Inc.         Chief Financial Officer and
                                                                                  Director

                               The Charles Schwab Trust Company                   Chief Financial Officer and
                                                                                  Director

                               Charles Schwab Limited                             Finance Officer and Director

                               Schwab Retirement Plan Services, Inc.              Director

                               Performance Technologies, Inc.                     Director

                               Mayer & Schweitzer, Inc.                           Director

                               Schwab (SIS) Holdings, Inc. I                      Chief Financial Officer and
                                                                                  Director

Name and Position
 with Registrant               Name of Company                                    Capacity
 ---------------               ---------------                                    --------
                               Schwab International Holdings, Inc.                Chief Financial Officer and
                                                                                  Director

Charles R. Schwab,             Charles Schwab & Co., Inc.                         Chairman and Director
Chairman and Trustee

                               The Charles Schwab Corporation                     Chairman, Co-Chief Executive
                               Officer and Director

                               Schwab Holdings, Inc.                              Chairman, Chief Executive Officer
                                                                                  and  Director

                               Charles Schwab Investment Management, Inc.         Chairman and Director

                               The Charles Schwab Trust Company                   Chairman and Director

                               Mayer &Schweitzer, Inc.                            Chairman and Director

                               Schwab Retirement Plan Services, Inc.              Chairman and Director

                               Charles Schwab Limited                             Chairman, Chief Executive Officer
                                                                                  and Director

                               Performance Technologies, Inc.                     Chairman and Director

                               TrustMark, Inc.                                    Chairman and Director

                               Schwab (SIS) Holdings, Inc. I                      Chairman, Chief Executive Officer
                                                                                  and Director

                               Schwab International Holdings, Inc.                Chairman, Chief Executive Officer
                                                                                  and Director

                               The Gap, Inc.                                      Director

                               Transamerica Corporation                           Director

                               AirTouch Communications

                               Siebel Systems                                     Director

Karen L. Seaman,               Charles Schwab Investment Management,              Corporate Counsel

Name and Position
 with Registrant               Name of Company                                    Capacity
 ---------------               ---------------                                    --------
Assistant Secretary            Inc.

Tom D. Seip                    Charles Schwab & Co., Inc.                         Enterprise President

                               The Charles Schwab Corporation                     Executive Vice President

                               Charles Schwab Investment Management, Inc.         Chief Executive Officer

Leonard Short                  Charles Schwab & Co., Inc.                         Executive Vice President

Lawrence J. Stupski            Charles Schwab & Co., Inc.                         Director until February 1995;
                                                                                  Vice Chairman until August 1994

                               The Charles Schwab Corporation                     Vice Chairman and Director; Chief
                                                                                  Operating Officer until March 1994

                               Mayer & Schweitzer, Inc.                           Director until February 1995

                               The Charles Schwab Trust Company                   Director until December 1996

Mary B. Templeton              Charles Schwab Investment Management, Inc.         Assistant Corporate Secretary
                                                                                  until September 1997

                               The Charles Schwab Corporation                     Senior Vice President, General
                                                                                  Counsel and Corporate Secretary
                                                                                  until September 1997

                               Charles Schwab  & Co., Inc.                        Senior Vice President, General
                                                                                  Counsel and Corporate Secretary
                                                                                  until September 1997

                               Mayer & Schweitzer                                 Assistant Corporate Secretary
                                                                                  until September 1997

                               The Charles Schwab Trust Company                   Assistant Corporate

Name and Position
 with Registrant               Name of Company                                    Capacity
 ---------------               ---------------                                    --------
                                                                                  Secretary until February
                                                                                  1996 until September 1997

Tai-Chin Tung,                 Charles Schwab & Co., Inc.                         Vice President
Treasurer and Principal
Financial Officer

                               Charles Schwab Investment Management, Inc.         Controller

                               Robertson Stephens Investment Management, Inc.     Controller until 1996

Luis E. Valencia               Charles Schwab & Co., Inc.                         Executive Vice President and
                                                                                  Chief Administrative Officer

                               The Charles Schwab Corporation                     Executive Vice President and
                                                                                  Chief Administrative Officer

                                Commercial Credit Corporation                     Managing Director until February
                                                                                  1994

Stephen B. Ward,               Charles Schwab Investment Management, Inc.         Senior Vice President and Chief
Senior Vice President and                                                         Investment Officer
Chief Investment Officer

Item 29. Principal Underwriters.


(a) Schwab acts as principal underwriter and distributor of Registrant's shares. Schwab currently also acts as principal underwriter for Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and intends to act as such for any other investment company which Schwab may sponsor in the future.

(b) See Item 28(b) for information on the officers and directors of Schwab. The principal business address of Schwab is 101 Montgomery Street, San Francisco, California 94104.

(c) Not applicable.

Item 30. Location of Accounts and Records.

All accounts, books and other documents required to be maintained pursuant to
Section 31(a) of the 1940 Act and the Rules thereunder are maintained at the offices of: Registrant (transfer agency and shareholder records); Registrant's investment manager and administrator, Charles Schwab Investment Management, Inc., 101 Montgomery Street, San Francisco, California 94104; Registrant's sub-investment adviser, Dimensional Fund Advisors Inc., 1299 Ocean Avenue, Suite 1100, Santa Monica, California 90401; Registrant's principal underwriter, Charles Schwab & Co., Inc., 101 Montgomery Street, San Francisco, California 94104; Registrant's Custodian, PNC Bank, National Association, Broad and Market Streets, Philadelphia, Pennsylvania 19104 (ledgers, receipts and brokerage orders); Registrant's fund accountants, PFPC, Inc., 400 Bellevue Parkway, Wilmington, Delaware 19809; or Ropes & Gray, counsel to Registrant, 1301 K Street, N.W., Suite 800 East, Washington, D.C. 20005 (minute books, bylaws and declaration of trust).

Item 31. Management Services.

Not applicable.

Item 32. Undertakings.

(a) Registrant undertakes to call a meeting of Shareholders, at the request of at least 10% of registrant's outstanding shares, for the purpose of voting upon the question of removal of a trustee or trustees and to assist in communications with other Shareholders as required by Section (16) of the 1940 Act.

(b) Registrant undertakes to furnish to each person to whom a prospectus is delivered a copy of Registrant's latest Annual Report to Shareholders upon request and without charge.

(c) Registrant undertakes to file a post-effective amendment, using financial statements which need not be certified, within four to six months from the commencement of the Fund's operations.

                                   SIGNATURES

                  Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post-effective Amendment No. 33 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Washington, District of Colombia on the 12th day of February, 1998.


                                              THE CHARLES SCHWAB FAMILY OF FUNDS
                                              Registrant

                                              Charles R. Schwab*
                                              ----------------------------------
                                              Charles R. Schwab, Chairman

                  Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A has been signed below by the following persons in the capacities indicated this 12th day of February, 1998.

Signature                              Title
---------                              -----

Charles R. Schwab*                     Chairman and Trustee
--------------------------
Charles R. Schwab

Tom D. Seip*                           President and Trustee
--------------------------
Tom D. Seip

William J. Klipp*                      Executive Vice President, Trustee and
--------------------------             Chief Operating Officer
William J. Klipp

Donald F. Dorward*                     Trustee
--------------------------
Donald F. Dorward

Robert G. Holmes*                      Trustee
--------------------------
Robert G. Holmes

Donald R. Stephens*                    Trustee
--------------------------
Donald R. Stephens

Michael W. Wilsey*                     Trustee
--------------------------
Michael W. Wilsey

Tai-Chin Tung*                         Treasurer and Principal Financial Officer
--------------------------
Tai-Chin Tung

*By:   /s/ Alan G. Priest
       -------------------------------------
        Alan G. Priest, Attorney-in-Fact pursuant to Powers of Attorney previously filed.

Exhibit        Description
-------        -----------
1              Amended and Restated Agreement and Declaration of Trust

(5)(e)         Form of Schedule A to the Investment Advisory Agreement

(5)(f)         Schedule A to the Investment Advisory Agreement

(5)(i)         Schedule D to the Investment Advisory Agreement Fees

(5)(j)         Form of Schedule D to the Investment Advisory Agreement Fees

(6)(a)         Distribution Agreement

(6)(b)         Form of  Schedule A to the Distribution Agreement

(6)(c)         Schedule A to the Distribution Agreement

(8)(a)         Accounting Services Agreement

(8)(b)         Schedule B to the Accounting Services Agreement

(8)(c)         Form of Amended Schedule B to the Accounting Services Agreements

(8)(d)         Amendment No. 1 and No. 2 to the Accounting Services Agreement

(8)(e)         Amended and Restated Transfer Agency Agreement

(8)(f)         Form of Schedule A to the Transfer Agency Agreement

(8)(g)         Schedule A and C to the Transfer Agency Agreement

(8)(h)         Shareholder Services Agreement

(8)(i)         Schedule A, B, and C to the Shareholder Services Agreement

(8)(j)         Form of Schedule A to the Shareholder Services Agreement

(8)(k)         Custodian Services Agreement Terms and Conditions

(8)(l)         Schedule A to the Custodian Services Agreement

(8)(m)         Form of Schedule A to the Custodian Services Agreement

(8)(n)         Amendments No.s 1 and 2 to the Custodian Services Agreement

(10)(b)        Opinion of Ropes & Gray

(13)(a)        Purchase Agreement

(13)(b)        Purchase Agreement

(13)(c)        Purchase Agreement

(13)(d)        Purchase Agreement

(13)(e)        Purchase Agreement

(13)(f)        Purchase Agreement

(13)(g)        Purchase Agreement

(13)(i)        Purchase Agreement

(13)(j)        Purchase Agreement

(13)(k)        Form of Purchase Agreement

(17)(a)        Financial Data Schedule

(17)(b)        Financial Data Schedule

(17)(c)        Financial Data Schedule

(17)(d)        Financial Data Schedule

(17)(e)        Financial Data Schedule

(17)(f)        Financial Data Schedule

(17)(g)        Financial Data Schedule

(17)(h)        Financial Data Schedule

(17)(i)        Financial Data Schedule

(17)(j)        Financial Data Schedule

(17)(k)        Financial Data Schedule

(17)(l)        Financial Data Schedule




                                       2